'33 Act File No. 333-40455
                                                      '40 Act File No. 811-08495


    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 2008


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]


Post-Effective Amendment No. 94                                     [X]


                                     and or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No. 95                                                    [X]


                        (Check appropriate box or boxes)

                             NATIONWIDE MUTUAL FUNDS

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300

                        Send Copies of Communications to:

ALLAN J. OSTER, ESQ.                     BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD, SUITE 1000              STRADLEY RONON STEVENS & YOUNG, LLP
CONSHOHOCKEN, PENNSYLVANIA 19428         2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)  PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)


         [X] immediately upon filing pursuant to paragraph (b)


         [ ] on [date] pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on [date] pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on [date] pursuant to paragraph (a)(2) of rule 485.

         If appropriate, check the following box:

         [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Fund Prospectus


February 28, 2008


Nationwide Value Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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www.nationwidefunds.com
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                                           [NATIONWIDE(R) LOGO]  NATIONWIDE
                                                                 FUNDS(SM)

                                                                 ON YOUR SIDE(R)

TABLE OF CONTENTS


3               KEY TERMS

4               SECTION 1: FUND SUMMARY AND
                   PERFORMANCE
                Nationwide Value Fund

7               SECTION 2: FUND DETAILS
                Additional Information about Investments,
                   Investment Techniques and Risks

8               SECTION 3: FUND MANAGEMENT
                Investment Adviser
                Subadviser
                Portfolio Management

10              SECTION 4: INVESTING WITH
                   NATIONWIDE FUNDS
                Choosing a Share Class
                Sales Charges and Fees
                Revenue Sharing
                Contacting Nationwide Funds
                Buying Shares
                Fair Value Pricing
                Customer Identification Information
                Exchanging Shares
                Automatic Withdrawal Program
                Selling Shares
                Excessive or Short-Term Trading
                Exchange and Redemption Fees

22              SECTION 5: DISTRIBUTIONS AND TAXES
                Income and Capital Gain Distributions
                Selling and Exchanging Shares
                Other Tax Jurisdictions
                Tax Status for Retirement Plans and
                   Other Tax-Deferred Accounts
                Backup Withholding

24              SECTION 6: MULTI-MANAGER STRUCTURE

25              SECTION 7: FINANCIAL HIGHLIGHTS

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This prospectus provides information about one fund (the "Fund"), the shares of which are offered by Nationwide Mutual Funds (the "Trust"):

NATIONWIDE VALUE FUND

The following section summarizes key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. AS WITH ANY MUTUAL FUND, THERE CAN BE NO GUARANTEE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE OR THAT THE FUND'S PERFORMANCE WILL BE POSITIVE FOR ANY PERIOD OF TIME.

The Fund's investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

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A NOTE ABOUT SHARE CLASSES

The Fund has four different share classes--Class A, Class C, Class R and Institutional Class. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for the Fund are set forth in Section 1, Fund Summary and Performance.

The Fund employs a "multi-manager" structure, which means that Nationwide Fund Advisors ("NFA" or the "Adviser"), as the Fund's investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 6, Multi-Manager Structure for more information.

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

COMMON STOCK - securities representing shares of ownership of a corporation.

EQUITY SECURITIES - securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

LARGE-CAP COMPANIES - companies that have market capitalizations of $5 billion or greater or similar to those of companies included in the Russell 1000(R) Index, ranging from $479 million to $527.8 billion as of December 31, 2007.

MARKET CAPITALIZATION - a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

VALUE STYLE - a style of investing in equity securities that the Fund's subadviser believes are undervalued, which means that their prices are less than the subadviser believes they are intrinsically worth, based on such factors as price-to-book ratio, price-to-earnings ratio and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the Fund's subadviser believes to be temporary.

THESE DEFINED TERMS ARE HIGHLIGHTED ON THE PAGES THAT FOLLOW.

SECTION 1 NATIONWIDE VALUE FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

The Fund invests in a diversified portfolio of EQUITY SECURITIES of LARGE-CAP COMPANIES using a VALUE STYLE of investing. The Adviser has selected Diamond Hill Capital Management, Inc. ("Diamond Hill") as subadviser to manage the Fund's portfolio on a day-to-day basis. Diamond Hill employs a two-step security selection process to find value securities regardless of overall market conditions. This "bottom up" process begins with fundamental research of companies in order to find companies evidencing real value based on company-specific strategies or industry factors. Diamond Hill thoroughly examines prospective companies' corporate and financial histories and scrutinizes management philosophies, missions and forecasts. Once a company is deemed to be attractive by this process, Diamond Hill applies a proprietary valuation model as a tool for stock selection. Once a stock is selected, Diamond Hill continues to monitor the company's strategies, financial performance and competitive environment.

The Fund may sell securities:

o     if Diamond Hill believes a company's fundamentals are deteriorating;

o if Diamond Hill identifies a stock that it believes offers a better investment opportunity or

o if Diamond Hill believes the stock price has appreciated to its estimate of intrinsic value.

While the Fund may also sell a security if its MARKET CAPITALIZATION decreases below that of LARGE-CAP COMPANIES, it is not required to sell solely because of that fact.

The Fund is designed for long-term investors seeking a fund with a value investment philosophy.

TERMS HIGHLIGHTED ABOVE ARE DEFINED ON PAGE 3.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund's investments--and therefore, the value of Fund shares--may fluctuate. These changes may occur because of:

STOCK MARKET RISK - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

SELECTION RISK - Diamond Hill may select securities that underperform the stock market, the Russell 1000 Index, or other funds with similar investment objectives and strategies.

VALUE STYLE RISK - over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund's value approach carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

If the value of the Fund's investments goes down, you may lose money.

PERFORMANCE

Performance information is not provided because the Fund did not begin operations until the date of this Prospectus.

--------------------------------------------------------------------------------
FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund, depending on the share class you select.

---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY                                                                              INSTITUTIONAL
FROM YOUR INVESTMENT)(1)                                  CLASS A SHARES   CLASS C SHARES   CLASS R SHARES   CLASS SHARES
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
imposed upon purchases (as a
percentage of offering price)                             5.75%(2)         None             None             None
---------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                                        None(3)          1.00%(4)         None             None
---------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)(5)                                 2.00%            2.00%            2.00%            2.00%
---------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------------------------
Management Fees (paid to have the
Fund's investments professionally managed)                0.65%            0.65%            0.65%            0.65%
---------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees
(paid from Fund assets to cover the cost
of sales, promotions and other distribution
activities, as well as certain shareholder
servicing costs)                                          0.25%            1.00%            0.50%            None
---------------------------------------------------------------------------------------------------------------------------
Other Expenses(6)                                         0.40%            0.30%            0.35%            0.30%
---------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                                        1.30%            1.95%            1.50%            0.95%
---------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/
Expense Reimbursement(7)                                  0.10%            0.10%            0.10%            0.10%
---------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)                                   1.20%            1.85%            1.40%            0.85%
---------------------------------------------------------------------------------------------------------------------------

(1) If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Nationwide Funds: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.

(3) A contingent deferred sales charge (CDSC) of up to 1.00% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee is paid. See Section 4, Investing with Nationwide
      Funds: Purchasing Class A Shares without a Sales Charge.

(4) A CDSC of 1.00% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Nationwide Funds:
      Choosing a Share Class--Class C Shares.

(5) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 30 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See
      Section 4, Investing with Nationwide Funds: Selling Shares--Exchange and Redemption Fees.

(6) "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Class R shares. Administrative services fees for Class A and Class R shares are estimated to be 0.10% and 0.05%, respectively, during the current fiscal year ending October 31, 2008.The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time for either share class because the Fund does not anticipate selling Class A or Class R shares to intermediaries that charge the full amount permitted.

      "Other Expenses" are estimated based on the Fund's projected average net assets for the current fiscal year ending October 31, 2008, since the Fund did not begin operations until the date of this Prospectus.

(7) The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.85% at least through May 1, 2009 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 1.35% for Class A shares and 1.60% for Class R shares before the Adviser would be required to further limit the Fund's expenses.

--------------------------------------------------------------------------------
EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS
--------------------------------------------------------------------------------
Class A shares*                                                $  690   $   954
--------------------------------------------------------------------------------
Class C shares                                                    288       603
--------------------------------------------------------------------------------
Class R shares                                                    143       464
--------------------------------------------------------------------------------
Institutional Class shares                                         87       293
--------------------------------------------------------------------------------

*     Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

                                                               1 YEAR   3 YEARS
--------------------------------------------------------------------------------
Class C shares                                                 $  188   $   603
--------------------------------------------------------------------------------

** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
--------------------------------------------------------------------------------

SECTION 2 FUND DETAILS

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

STOCK MARKET RISK - The Fund could lose value if the individual stocks in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

o     corporate earnings;

o     production;

o     management;

o     sales and

o market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

PREFERRED STOCK - a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock.

CONVERTIBLE SECURITIES - generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

EXCHANGE-TRADED FUNDS RISK - The Fund may, within the limits permitted by law, invest in other investment companies known as exchange-traded funds ("ETFs"). The risk associated with a particular ETF corresponds closely to the risk of the asset or capitalization subclass the ETF is tracking. An ETF will perform well when the index it tracks is making gains, but may perform poorly when that index is falling. The Fund will also bear a pro rata portion of the ETF's expenses. In addition, some ETFs are more thinly traded than others, which could make it difficult to sell at the desired price, especially in a market downturn.

WARRANTS - a security that gives its holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

SECURITIES LENDING - The Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, the Fund may lose money and there could be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to the Fund.

PORTFOLIO TURNOVER - The Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:

o     increase share price volatility and

o     result in additional tax consequences for Fund shareholders.

TEMPORARY INVESTMENTS - The Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund's management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents, including:

o     short-term U.S.government securities;

o certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks;

o     prime quality commercial paper;

o repurchase agreements covering any of the securities in which the Fund may invest directly and

o shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents the Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

The Statement of Additional Information ("SAI") contains more information on the Fund's principal investments and strategies and can be requested using the addresses and telephone numbers on the back of this prospectus.

The Fund posts onto the Trust's internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's SAI.

SECTION 3 FUND MANAGEMENT

INVESTMENT ADVISER

Nationwide Fund Advisors ("NFA" or the "Adviser"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust's Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER


Diamond Hill Capital Management, Inc. ("Diamond Hill"), 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215, is the subadviser for the Fund. Subject to the supervision of NFA and the Board of Trustees, Diamond
Hill manages the Fund's assets in accordance with the Fund's investment objective and strategies. Diamond Hill makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities. Diamond Hill has been an investment adviser to individuals, pension and profit sharing plans, trusts, corporations and other institutions since June 2, 1988.


MANAGEMENT FEES

The total annual advisory fee that can be paid to NFA for the Fund (as a percentage of the average daily net assets of the Fund) is as follows:

--------------------------------------------------------------------------------
Nationwide Value Fund                                                     0.65%
--------------------------------------------------------------------------------

NFA pays Diamond Hill from the management fee it receives.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund's semiannual report to shareholders, which will cover the period ending April 30, 2008.

PORTFOLIO MANAGEMENT

NATIONWIDE VALUE FUND

Charles S. Bath, CFA, is the portfolio manager for the Nationwide Value Fund. Mr. Bath has been a Portfolio Manager and the Managing Director of Equities for Diamond Hill since September 2002. Mr. Bath has a Bachelor of Science degree in Accounting from Miami University, a Masters degree in Business Administration from The Ohio State University, and holds the CFA designation.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund, if any.

THE PORTFOLIO MANAGER'S PAST PERFORMANCE

The following information is intended to show Mr. Bath's past experience in managing accounts with substantially similar investment objectives, policies and strategies as the Fund. The investment results in the first table below show the net historical performance of the large-cap equity composite of Diamond Hill (the "Composite"). Performance is shown since October 1, 2002 when Mr. Bath became responsible for the accounts in the Composite. The Composite uses a value style of equity portfolio management with a market-cap range similar to that of the Russell 1000 Index, the Fund's benchmark, which has also been included for comparison. The Russell 1000 Index is an unmanaged index of stocks of larger U.S. companies and includes securities that are similar, but not identical, to those in the Fund and the Composite. The Composite currently includes all discretionary non-wrap separately managed large cap accounts, but excludes registered investment companies. Prior to September 30, 2004, the Composite commingled wrap and non-wrap accounts. As of December 31, 2007, the Composite included 95 accounts with $328.2 million in assets. The historical performance for the Composite was prepared in accordance with the Global Investment Performance Standards (GIPS(R)). The GIPS method of computing historical performance differs from the method used for computing historical performance of investment companies.

Net Annualized Returns as of December 31, 2007

--------------------------------------------------------------------------------
AVERAGE                                          DIAMOND HILL         RUSSELL
ANNUAL RETURNS                                LARGE CAP COMPOSITE   1000 INDEX*
--------------------------------------------------------------------------------
1 Year                                               6.91%             5.77%
--------------------------------------------------------------------------------
2 Years                                             12.04%            10.51%
--------------------------------------------------------------------------------
3 Years                                             14.22%             9.08%
--------------------------------------------------------------------------------
4 Years                                             16.36%             9.65%
--------------------------------------------------------------------------------
5 Years                                             19.68%            13.43%
--------------------------------------------------------------------------------
Since October 1, 2002                               20.84%            14.44%
--------------------------------------------------------------------------------

THE HISTORICAL PERFORMANCE OF THE COMPOSITE IS NOT THE PERFORMANCE OF THE FUND, AND IS NOT NECESSARILY INDICATIVE OF HOW THE FUND WOULD HAVE PERFORMED IN THE PAST OR WILL PERFORM IN THE FUTURE THE FUND'S ACTUAL PERFORMANCE MAY VARY SIGNIFICANTLY FROM THE PAST PERFORMANCE OF THE COMPOSITE. Performance results for the Composite are shown "net" of investment management fees, which are lower than the total fees for each class of the Fund. If the Fund's higher expenses and applicable sales charges were reflected, the performance of the Composite would be lower. Performance results reflect trade execution costs and assume the reinvestment of dividends and capital gains, and are calculated in U.S. dollars.

SECTION 3 FUND MANAGEMENT

The performance of the Composite may not be comparable to the Fund's performance because of the following differences:

o     Brokerage commissions and dealer spreads

o     Expenses (including management fees and sales charges)

o The size of investments in particular securities relative to the portfolio size

o The timing of purchases and sales (including the effect of market conditions at that time)

o     Cash flows into the portfolio

o     The availability of cash for new investments

o Unlike the Fund, the private accounts included in the Composite are not registered mutual funds under the Investment Company Act of 1940 and, consequently, may not be required to meet the same diversification requirements as mutual funds or follow the same tax restrictions and investment limitations as mutual funds.


o Performance calculations for the Composite were based on the methodology of the CFA Institute, which is different from that of the U.S. Securities and Exchange Commission, and could cause different performance data for identical time periods.


Composite returns include non-investment company portfolios that meet the following criteria: full discretionary investment authority; under management for at least one full reporting period; and following common investment strategies.


The performance information in the following table reflects that of a different registered open-end investment company for which Mr. Bath also is the portfolio manager ("Similar Mutual Fund"). The Similar Mutual Fund is managed pursuant to substantially similar investment objectives, strategies, policies and risks as those of the Nationwide Value Fund; there are no material differences between the investment objectives, policies and strategies of the Similar Mutual Fund and those of the Nationwide Value Fund. THE PERFORMANCE OF THE SIMILAR MUTUAL FUND DOES NOT REPRESENT THE PERFORMANCE OF THE NATIONWIDE VALUE FUND AND SHOULD NOT BE CONSIDERED INDICATIVE OF FUTURE PERFORMANCE OF THE NATIONWIDE VALUE FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Results may differ because of, among other things, differences in fund expenses, including management fees, brokerage commissions, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments.


Mr. Bath became the portfolio manager of the Similar Mutual Fund as of October 1, 2002. THE PERFORMANCE SHOWN BELOW IS THAT OF THE SIMILAR MUTUAL FUND ONLY, AND IS NOT THE PERFORMANCE OF THE NATIONWIDE VALUE FUND, WHICH DID NOT COMMENCE OPERATIONS UNTIL THE DATE OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
FOR THE                               FOURTH                            SINCE
PERIODS ENDING                       QUARTER   ONE    THREE   FIVE    INCEPTION
DECEMBER 31, 2007                      2007    YEAR   YEARS   YEARS   (6/29/01)
--------------------------------------------------------------------------------
PERFORMANCE AT NAV WITHOUT SALES CHARGE
--------------------------------------------------------------------------------
Class A Shares                         -2.01%  5.42%  12.12%  17.63%    9.43%
--------------------------------------------------------------------------------
BENCHMARK
--------------------------------------------------------------------------------
Russell 1000 Index*                    -3.23%  5.77%   9.08%  13.43%    5.14%
--------------------------------------------------------------------------------
PERFORMANCE AT PRINCIPAL OFFERING PRICE INCLUDING SALES CHARGE
--------------------------------------------------------------------------------
Class A Shares                         -6.93%  0.15%  10.21%  16.44%    8.56%
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION FOR THE SIMILAR MUTUAL FUND IS SHOWN SINCE ITS INCEPTION, AND REFLECTS THE PAST PERFORMANCE OF CLASS A SHARES OF THE SIMILAR MUTUAL FUND ONLY. The investment return and principal value of an investment in a mutual fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The current performance of the Similar Mutual Fund may be lower or higher than the performance data quoted.

The performance information about the Composite and the Similar Mutual Fund has been included for comparison purposes only. THE PERFORMANCE IS SEPARATE AND DISTINCT FROM THE FUND. IT DOES NOT GUARANTEE SIMILAR RESULTS FOR THE NATIONWIDE VALUE FUND AND SHOULD NOT BE VIEWED AS A SUBSTITUTE FOR THE FUND'S OWN PERFORMANCE.

* The Russell 1000 Index consists of the largest 1000 companies in the Russell 3000 Index. One cannot invest directly in an index.

SECTION 4 INVESTING WITH NATIONWIDE FUNDS

CHOOSING A SHARE CLASS

When selecting a share class, you should consider the following:

o     which share classes are available to you;

o     how long you expect to own your shares;

o     how much you intend to invest;

o     total costs and expenses associated with a particular share class and

o     whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.
--------------------------------------------------------------------------------

The Fund offers several different share classes each with different price and cost features. The table to the right compares Class A and Class C shares, which are available to all investors.

In addition, the Fund offers Class R shares and Institutional Class shares, which are available only to certain investors.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

--------------------------------------------------------------------------------

COMPARING CLASS A AND CLASS C SHARES

CLASSES AND CHARGES           POINTS TO CONSIDER
CLASS A SHARES

Front-end sales charge        A front-end sales charge means that a portion of
up to 5.75%                     your initial investment goes toward the sales
                                charge and is not invested.

Contingent deferred           Reduction and waivers of sales charges may be
sales charge (CDSC)(1)          available.

Annual service and/or         Total annual operating expenses are lower than
12b-1 fee of 0.25%              Class C expenses, which means higher dividends
                                and/or net asset value ("NAV") per share.
Administrative services
fee up to 0.25%               No conversion feature.

                              No maximum investment amount.
--------------------------------------------------------------------------------
CLASS C SHARES

CDSC of 1.00%                 No front-end sales charge means your full
                                investment immediately goes toward buying
                                shares.

                              No reduction of CDSC, but waivers may be
                                available.

                              The CDSC declines to zero after one year.

Annual service and/or         Total annual operating expenses are higher than
12b-1 fee of 1.00%              Class A expenses, which means lower dividends
                                and/or NAV per
No administrative               share.
services fee
                              No conversion feature.

                              Maximum investment amount of 1,000,000(2). Larger
                                investments may be rejected.

--------------------------------------------------------------------------------

(1) Unless you are eligible to purchase Class A shares without a sales charge, a CDSC of up to 1.00% may be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finders fee was paid.


(2)   This limit was calculated based on a one-year holding period.

CLASS A SHARES

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

FRONT-END SALES CHARGES FOR CLASS A SHARES

----------------------------------------------------------------------------------------
                                    SALES CHARGE AS A PERCENTAGE OF
                                    -------------------------------
                                                                                 DEALER
                                                         NET AMOUNT       COMMISSION AS
AMOUNT OF                           OFFERING               INVESTED       PERCENTAGE OF
PURCHASE                               PRICE        (APPROXIMATELY)      OFFERING PRICE
----------------------------------------------------------------------------------------
Less than $50,000                       5.75%                  6.10%               5.00%
----------------------------------------------------------------------------------------
$50,000 to $99,999                      4.75                   4.99                4.00
----------------------------------------------------------------------------------------
$100,000 to $249,999                    3.50                   3.63                3.00
----------------------------------------------------------------------------------------
$250,000 to $499,999                    2.50                   2.56                2.00
----------------------------------------------------------------------------------------
$500,000 to $999,999                    2.00                   2.04                1.75
----------------------------------------------------------------------------------------
$1 million or more                      None                   None                None*
----------------------------------------------------------------------------------------

* Dealer may be eligible for a finders fee as described in "Purchasing Class A Shares without a Sales Charge" below.

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund's transfer agent, at the time of purchase, with information regarding shares of the Fund held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Fund held in (i) all accounts (e.g., retirement accounts) with the Fund and your financial intermediary; (ii) accounts with other financial intermediaries and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in the SAI for more information. This information regarding breakpoints is also available free of charge at www.nationwidefunds.com/invest/salesinformation.

REDUCTION OF CLASS A SALES CHARGES

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

o A LARGER INVESTMENT. The sales charge decreases as the amount of your investment increases.

o RIGHTS OF ACCUMULATION. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (shown in the table above), you and other family members living at the same address can add the current value of any Class A, Class D, Class B or Class C shares in all Nationwide Funds (except Nationwide Money Market
      Fund) that you currently own or are currently purchasing to the value of your Class A purchase.

o INSURANCE PROCEEDS OR BENEFITS DISCOUNT PRIVILEGE. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

o SHARE REPURCHASE PRIVILEGE. If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

o LETTER OF INTENT DISCOUNT. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Nationwide Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You can also combine your purchase of Class A and Class C shares with your purchases of Class B and Class D shares to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

--------------------------------------------------------------------------------
WAIVER OF CLASS A SALES CHARGES

Front-end sales charges on Class A shares are waived for the following purchasers:

o investors purchasing shares through an unaffiliated brokerage firm that has an agreement with Nationwide Fund Distributors LLC (the "Distributor") to waive sales charges;

o directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor;

o any investor who pays for shares with proceeds from sales of another Nationwide Fund's Class D shares (Class D shares are offered by other Nationwide Funds, but not this Fund);

o     retirement plans;

o     investment advisory clients of the Adviser's affiliates and

o directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.

--------------------------------------------------------------------------------
PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the Funds offered by the Trust (including the Fund in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge
(CDSC) of up to 1.00% applies if a "finders fee" is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC also does not apply:

o if you are eligible to purchase Class A shares without a sales charge for another reason;

o     no finders fee was paid or

o to shares acquired through reinvestment of dividends or capital gain distributions.

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN SALES OF CLASS A SHARES

--------------------------------------------------------------------------------
AMOUNT OF                            $1 MILLION       $4 MILLION
PURCHASE                          TO $3,999,999   TO $24,999,999    $25 MILLION
--------------------------------------------------------------------------------
If sold within                        18 months        18 months      18 months
--------------------------------------------------------------------------------
Amount of CDSC                             1.00%            0.50%          0.25%
--------------------------------------------------------------------------------

Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see "Waiver of Contingent Deferred Sales Charges-Class A and Class C Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund is described above; however, the CDSCs for Class A shares of other Nationwide Funds may be different and are described in their respective prospectuses. If you purchase more than one of the Nationwide Funds and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Nationwide Funds purchased and is proportional to the amount you redeem from each Nationwide Fund.

--------------------------------------------------------------------------------
WAIVER OF CONTINGENT DEFERRED SALES CHARGES CLASS A AND CLASS C SHARES

The CDSC is waived on:

o the redemption of Class A or Class C shares purchased through reinvested dividends or distributions;

o Class A or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder's death or disability;

o mandatory withdrawals of Class A or Class C shares from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts and

o redemptions of Class C shares from retirement plans offered by retirement plan administrators that maintain an agreement with the Fund or the Distributor.

If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. For more complete information, see the SAI.
--------------------------------------------------------------------------------

CLASS C SHARES

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after purchase, you must pay a CDSC of 1%.

For Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See "Waiver of Contingent Deferred Sales Charges-Class A and Class C Shares" for a list of situations where a CDSC is not charged.

--------------------------------------------------------------------------------
SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS

The Fund offers Class R shares and Institutional Class shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

o     the level of distribution and administrative services the plan requires;

o     the total expenses of the share class and

o     the appropriate level and type of fee to compensate the intermediary.

An intermediary may receive different compensation depending on which class is chosen.

--------------------------------------------------------------------------------
CLASS R SHARES

Class R Shares ARE AVAILABLE to retirement plans including:

o     401(k) plans;

o     457 plans;

o     403(b) plans;

o     profit sharing and money purchase pension plans;

o     defined benefit plans;

o     non-qualified deferred compensation plans and

o other retirement accounts in which the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans having at least $1 million in assets and shares held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares ARE NOT AVAILABLE to:

o     institutional non-retirement accounts;

o     traditional and Roth IRAs;

o     Coverdell Education Savings Accounts;

o     SEPs and SAR-SEPs;

o     SIMPLE IRAs;

o     one-person Keogh plans;

o     individual 403(b) plans or

o     529 Plan accounts.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

o     funds of funds offered by the Distributor or other affiliates of the Fund;

o retirement plans for which no third-party administrator receives compensation from the Fund;

o institutional advisory accounts of the Adviser's affiliates, those accounts which have client relationships with an affiliate of the Adviser, its affiliates and their corporate sponsors, subsidiaries and related retirement plans;

o rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;

o registered investment advisers investing on behalf of institutions and high net-worth individuals where the advisers derive compensation for advisory services exclusively from clients or

o high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES AND FEES

SALES CHARGES

Sales charges, if any, are paid to the Distributor. These fees are either kept by the Distributor or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICES FEES

The Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class C and Class R shares of the Fund to compensate the

Distributor for expenses associated with distributing and selling shares and providing shareholder services through distribution and/or services fees. These fees are paid to the Distributor and are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to any applicable sales charges and are paid from the Fund's assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A and Class C shares pay the Distributor annual amounts not exceeding the following:

--------------------------------------------------------------------------------
CLASS                      AS A % OF DAILY NET ASSETS
--------------------------------------------------------------------------------
Class A shares             0.25% (distribution or service fee)
--------------------------------------------------------------------------------
Class C shares             1.00% (0.25% service fee)
--------------------------------------------------------------------------------
Class R shares             0.50% (0.25% of which may be either a
                           distribution or service fee)
--------------------------------------------------------------------------------

ADMINISTRATIVE SERVICES FEES

Class A and Class R shares of the Fund are subject to fees pursuant to an Administrative Services Plan adopted by the Board of Trustees of the Trust. (These fees are in addition to Rule 12b-1 fees as described above.) These fees are paid by the Fund to broker-dealers or other financial intermediaries which provide administrative support services to beneficial shareholders on behalf of the Fund. Under the Administrative Services Plan, the Fund may pay a broker-dealer or other intermediary a maximum annual fee of 0.25% for each of Class A and Class R shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of the Fund's Class A and Class R assets on an ongoing basis, these fees will increase the cost of your investment in such share classes over time and may cost you more than paying other types of fees.

REVENUE SHARING

The Adviser and/or its affiliates (collectively, "Nationwide Funds Group" or "NFG") often makes payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.

These payments are often referred to as "revenue sharing payments. "The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Fund on a recommended or preferred list, and/or access to an intermediary's personnel and other factors. Revenue sharing payments are paid from NFG's own legitimate profits and other of its own resources (not from the Fund) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board of Trustees of the Fund will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Fund to ensure that the levels of such advisory fees do not involve the indirect use of the Fund's assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Fund's assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Fund in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include:

o     the Distributor and other affiliates of the Adviser;

o     broker-dealers;

o     financial institutions and

o other financial intermediaries through which investors may purchase shares of the Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of the Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser's or a subadviser's selection of such broker-dealer for portfolio transaction execution.

CONTACTING NATIONWIDE FUNDS

CUSTOMER SERVICE REPRESENTATIVES are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

AUTOMATED VOICE RESPONSE Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

o     make transactions;

o     hear fund price information and

o     obtain mailing and wiring instructions.

INTERNET Go to WWW.NATIONWIDEFUNDS.COM 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

o     download Fund prospectuses;

o     obtain information on the Nationwide Funds;

o     access your account information and

o     request transactions, including purchases, redemptions and exchanges.

BY REGULAR MAIL Nationwide Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

BY OVERNIGHT MAIL Nationwide Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

BY FAX 614-428-3278.

FUND TRANSACTIONS -- CLASS A AND CLASS C SHARES

All transaction orders must be received by the Fund's transfer agent in Columbus, Ohio or an authorized intermediary prior to the calculation of the Fund's NAV to receive that day's NAV.


-----------------------------------------------------------------------------------------------------------------------------------
HOW TO BUY SHARES                                                   HOW TO EXCHANGE* OR SELL** SHARES
BE SURE TO SPECIFY THE CLASS OF SHARES YOU WISH TO PURCHASE. THE     *    EXCHANGE PRIVILEGES MAY BE AMENDED OR DISCONTINUED UPON
FUND MAY REJECT ANY ORDER TO BUY SHARES AND MAY SUSPEND THE               60-DAYS WRITTEN NOTICE TO SHAREHOLDERS.
OFFERING OF SHARES AT ANY TIME.
                                                                    **    A MEDALLION SIGNATURE GUARANTEE MAY BE REQUIRED. SEE
                                                                          "MEDALLION SIGNATURE GUARANTEE" BELOW.
-----------------------------------------------------------------------------------------------------------------------------------
THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has             THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has
relationships with certain brokers and other financial              relationships with certain brokers and other financial
intermediaries who are authorized to accept purchase, exchange      intermediaries who are authorized to accept purchase, exchange
and redemption orders for the Fund. Your transaction is processed   and redemption orders for the Fund. Your transaction is
at the NAV next calculated after the Fund's agent or an             processed at the NAV next calculated after the Funds' agent or
authorized intermediary receives your order in proper form.         an authorized intermediary receives your order in proper form.
-----------------------------------------------------------------------------------------------------------------------------------
BY MAIL. Complete an application and send with a check made         BY MAIL OR FAX. You may request an exchange or redemption by
payable to: Nationwide Funds. Payment must be made in U.S.dollars   mailing or faxing a letter to Nationwide Funds. The letter must
and drawn on a U.S. bank. THE FUND DOES NOT ACCEPT CASH,STARTER     include your account number(s) and the name(s) of the Fund(s)
CHECKS, THIRD-PARTY CHECKS,TRAVELERS' CHECKS,CREDIT CARD CHECKS     you wish to exchange from and to. The letter must be signed by
OR MONEY ORDERS.                                                    all account owners. We reserve the right to request original documents for any faxed requests.
-----------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE. You will have automatic telephone privileges          BY TELEPHONE. You will have automatic telephone privileges
unless you decline this option on your application. The Fund        unless you decline this option on your application. The Fund
follows procedures to confirm that telephone instructions are       follows procedures to confirm that telephone instructions are
genuine and will not be liable for any loss, injury, damage or      genuine and will not be liable for any loss, injury, damage or
expense that results from executing such instructions. The Fund     expense that results from executing such instructions. The Fund
may revoke telephone privileges at any time, without notice to      may revoke telephone privileges at any time, without notice to
shareholders.                                                       shareholders. For redemptions, shareholders who own shares in an
                                                                    IRA account should call 800-848-0920.

                                                                    ADDITIONAL INFORMATION FOR SELLING SHARES. A check made payable to the shareholder(s) of record will be mailed to the address of record.

                                                                    The Fund may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.
-----------------------------------------------------------------------------------------------------------------------------------
ON-LINE. Transactions may be made through the Nationwide Funds'     ON-LINE. Transactions may be made through the Nationwide Funds'
website. However, the Funds may discontinue on-line transactions    website. However, the Funds may discontinue on-line transactions
of Fund shares at any time.                                         of Fund shares at any time.
-----------------------------------------------------------------------------------------------------------------------------------
BY BANK WIRE. You may have your bank transmit funds by federal      BY BANK WIRE. The Fund can wire the proceeds of your redemption
funds wire to the Fund's custodian bank. (The authorization will    directly to your account at a commercial bank. A voided check
be in effect unless you give the Fund written notice of its         must be attached to your application. (The authorization will be
termination.)                                                       in effect unless you give the Fund written notice of its
                                                                    termination.)

o     if you choose this method to open a new account, you must     o     your proceeds typically will be wired to your bank on the
      call our toll-free number before you wire your investment           next business day after your order has been processed.
      and arrange to fax your completed application.
                                                                    o     Nationwide Funds deducts a $20 service fee from the
o     your bank may charge a fee to wire funds.                           redemption proceeds for this service.

o     the wire must be received by 4:00 p.m. in order to receive    o     your financial institution may also charge a fee for
      the current day's NAV.                                              receiving the wire.

                                                                    o     funds sent outside the U.S. may be subject to higher fees.

                                                                    BANK WIRE IS NOT AN OPTION FOR EXCHANGES.
-----------------------------------------------------------------------------------------------------------------------------------
BY AUTOMATED CLEARING HOUSE (ACH). You can fund your Nationwide     BY AUTOMATED CLEARING HOUSE (ACH). Your redemption proceeds can
Funds' account with proceeds from your bank via ACH on the second   be sent to your bank via ACH on the second business day after
business day after your purchase order has been processed. A        your order has been processed. A voided check must be attached
voided check must be attached to your application. Money sent       to your application. Money sent through ACH should reach your
through ACH typically reaches Nationwide Funds from your bank in    bank in two business days. There is no fee for this service.
two business days. There is no fee for this service. (The           (The authorization will be in effect unless you give the Fund
authorization will be in effect unless you give the Fund written    written notice of its termination.)
notice of its termination.)
-----------------------------------------------------------------------------------------------------------------------------------
RETIREMENT PLAN PARTICIPANTS should contact their retirement        RETIREMENT PLAN PARTICIPANTS should contact their plan
plan administrator regarding transactions. Retirement plans or      administrator regarding transactions. Retirement plans or their
their administrators wishing to conduct transactions should call    administrators wishing to conduct transactions should call our
our toll-free number. Eligible entities or individuals wishing to   toll-free number. Eligible entities or individuals wishing to
conduct transactions in Institutional Class shares should call      conduct transactions in Institutional Class shares should call
our toll-free number.                                               our toll-free number.

BUYING SHARES

SHARE PRICE

The net asset value or "NAV" is the value of a single share. A separate NAV is calculated for each share class of the Fund. The NAV is:

o calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

o generally determined by dividing the total net market value of the securities and other assets owned by the Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The purchase or "offering" price for Fund shares is the NAV (for a particular class) next determined after the order is received by the Fund or its agent, plus any applicable sales charge.

FAIR VALUE PRICING

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Fund are valued in order to determine the Fund's NAV. The Valuation Procedures provide that the Fund's assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual "fair valuation" in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will "fair value" securities whose value is affected by a "significant event." Pursuant to the Valuation Procedures, any "fair valuation" decisions are subject to the review of the Board of Trustees.

A "significant event" is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund's NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer's operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that the Fund's NAV is calculated, the Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund's shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

The Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

--------------------------------------------------------------------------------
The Fund does not calculate NAV on days when the New York Stock Exchange is closed.

o     New Year's Day

o     Martin Luther King, Jr. Day

o     Presidents' Day

o     Good Friday

o     Memorial Day

o     Independence Day

o     Labor Day

o     Thanksgiving Day

o     Christmas Day

o     Other days when the New York Stock Exchange is closed.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MINIMUM INVESTMENTS


CLASS A AND CLASS C SHARES

To open an account                                                   $    2,000
To open an IRA account                                               $    1,000
Additional investments                                               $      100
To start an Automatic Asset
Accumulation Plan                                                    $    1,000
Additional investments
(Automatic Asset Accumulation Plan)                                  $       50
--------------------------------------------------------------------------------

CLASS R SHARES
To open an account                                                   No Minimum
Additional investments                                               No Minimum
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES
To open an account                                                   $1,000,000
Additional investments                                               No Minimum
--------------------------------------------------------------------------------

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates, or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.


CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or financial intermediary pursuant to an agreement, the Fund must obtain the following information for each person that opens a new account:

o     name;

o     date of birth (for individuals);

o residential or business street address (although post office boxes are still permitted for mailing) and

o Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

ACCOUNTS WITH LOW BALANCES

Maintaining small accounts is costly for the Fund and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund's minimum.

o If the value of your account falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee.

o The Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

EXCHANGING SHARES

You may exchange your Fund shares for shares of any Nationwide Fund that is currently accepting new investments as long as:

o     both accounts have the same registration;

o your first purchase in the new fund meets its minimum investment requirement and

o you purchase the same class of shares. For example, you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class C shares.

The exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.

Generally, there are no sales charges for exchanges of Class C, Class R or Institutional Class shares. However,

o if you exchange from Class A shares of the Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.

o if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Nationwide Money Market Fund).

EXCHANGES INTO NATIONWIDE MONEY MARKET FUND

You may exchange between Class A or Class C shares and the Prime Shares of the Nationwide Money Market Fund. If your original investment was in Prime Shares, any exchange of Prime Shares you make for Class A, Class D, Class B or Class C shares of another Nationwide Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Nationwide Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Money Market Fund are subject to any CDSC that applies to the original purchase.

AUTOMATIC WITHDRAWAL PROGRAM

You may elect to automatically redeem Class A and Class C shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Fund's transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC.

SELLING SHARES

You can sell or, in other words, redeem your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges or redemption fee) next determined after the Fund's authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the redemption.

You may not be able to redeem your Fund shares or the Fund may delay paying your redemption proceeds if:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o     trading is restricted or

o     an emergency exists (as determined by the Securities and Exchange
      Commission).

Generally, the Fund will pay you for the shares that you redeem within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

o     is engaged in excessive trading or

o if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Fund reserves the right to reinvest the check proceeds and future distributions in the shares of the Fund at the Fund's then-current NAV until you give the Fund different instructions.

Under extraordinary circumstances, the Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Nationwide Funds' ability to make a redemption-in-kind, see the SAI.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of the Fund. Affiliated persons of the Fund include shareholders who are affiliates of the Adviser and shareholders of the Fund owning 5% or more of the outstanding shares of the Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

--------------------------------------------------------------------------------
MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of shares of the Fund in any of the following instances:

o     your account address has changed within the last 15 calendar days;

o the redemption check is made payable to anyone other than the registered shareholder;

o     the proceeds are mailed to any address other than the address of record or

o the redemption proceeds are being wired to a bank for which instructions currently are not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXCESSIVE OR SHORT-TERM TRADING

The Nationwide Funds seek to discourage excessive or short-term trading (often described as "market timing"). Excessive trading (either frequent exchanges between Nationwide Funds or redemptions and repurchases of Nationwide Funds within a short time period) may:

o    disrupt portfolio management strategies;

o    increase brokerage and other transaction costs and

o    negatively affect fund performance.

The Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A fund that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield
(junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive or short-term trading in the Fund:

MONITORING OF TRADING ACTIVITY

The Fund, through the Adviser and/or subadviser and its agents, monitor selected trades and flows of money in and out of the Fund in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Fund may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

RESTRICTIONS ON TRANSACTIONS

Whenever the Fund is able to identify short-term trades and/or traders, the Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. It also has sole discretion to:

o restrict purchases or exchanges that the Fund or its agents believe constitute excessive trading and

o reject transactions that violate the Fund's excessive trading policies or its exchange limits.

The Fund has also implemented redemption and exchange fees to certain accounts to discourage excessive trading and to help offset the expense of such trading.

In general:

o     an exchange equaling 1% or more of the Fund's NAV may be rejected and

o redemption and exchange fees are imposed on certain Nationwide Funds. These Nationwide Funds may assess either a redemption fee if you redeem your Fund shares or an exchange fee if you exchange your Fund shares into another Nationwide Fund. The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

FAIR VALUATION

The Fund has fair value pricing procedures in place as described above in
Section 4, Investing with Nationwide Funds: Fair Value Pricing.

Despite its best efforts, the Fund may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, the Fund may not be able to prevent all market timing and its potential negative impact.

--------------------------------------------------------------------------------

EXCHANGE AND REDEMPTION FEES

In order to discourage excessive trading, the Nationwide Funds impose exchange and redemption fees on shares held in certain accounts. If you redeem or exchange your shares within a designated holding period, the exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:

o     shares redeemed or exchanged under regularly scheduled withdrawal plans;

o     shares purchased through reinvested dividends or capital gains;

o shares redeemed (or exchanged into the Nationwide Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent redemption must have occurred during the period the fee applied;

o shares redeemed in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts;

o shares redeemed or exchanged from retirement accounts within 30 calendar days of an automatic payroll deduction or

o shares redeemed or exchanged by any "fund of funds" that is affiliated with the Fund.

With respect to shares redeemed or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or redemption within 30 calendar days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception. Redemption and exchange fees will be assessed unless or until the Fund is notified that an account is exempt.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

o     broker wrap fee and other fee-based programs;

o     qualified retirement plan accounts;

o omnibus accounts where there is no capability to impose an exchange fee on underlying customers' accounts and

o intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

The following Nationwide Funds may assess the fee listed below on the total value of shares that are redeemed or exchanged out of one of these funds into another Nationwide Fund if you have held the shares of the fund for less than the minimum holding period listed below:

--------------------------------------------------------------------------------
                                                       MINIMUM
                                                     EXCHANGE/   HOLDING PERIOD
FUND                                            REDEMPTION FEE  (CALENDAR DAYS)
--------------------------------------------------------------------------------
Nationwide China Opportunities Fund                      2.00%               90
--------------------------------------------------------------------------------
Nationwide Emerging Markets Fund                         2.00%               90
--------------------------------------------------------------------------------
Nationwide Global Financial
   Services Fund                                         2.00%               90
--------------------------------------------------------------------------------
Nationwide Health Sciences Fund                          2.00%               90
--------------------------------------------------------------------------------
Nationwide Natural Resources Fund                        2.00%               90
--------------------------------------------------------------------------------
Nationwide Technology and
   Communications Fund                                   2.00%               90
--------------------------------------------------------------------------------
Nationwide Global Utilities Fund                         2.00%               90
--------------------------------------------------------------------------------
Nationwide Hedged Core Equity Fund                       2.00%               90
--------------------------------------------------------------------------------
Nationwide International Growth Fund                     2.00%               90
--------------------------------------------------------------------------------
Nationwide International Value Fund                      2.00%               90
--------------------------------------------------------------------------------
Nationwide Market Neutral Fund                           2.00%               90
--------------------------------------------------------------------------------
Nationwide Micro Cap Equity Fund                         2.00%               90
--------------------------------------------------------------------------------
Nationwide Mid Cap Growth Fund                           2.00%               90
--------------------------------------------------------------------------------
Nationwide Mid Cap Growth
   Leaders Fund                                          2.00%               90
--------------------------------------------------------------------------------
Nationwide Small Cap Fund                                2.00%               90
--------------------------------------------------------------------------------
Nationwide Small Cap Core Fund                           2.00%               90
--------------------------------------------------------------------------------
Nationwide Small Cap Growth
   Opportunities Fund                                    2.00%               90
--------------------------------------------------------------------------------
Nationwide Small Cap Leaders Fund                        2.00%               90
--------------------------------------------------------------------------------
Nationwide Small Cap Value Fund                          2.00%               90
--------------------------------------------------------------------------------
Nationwide U.S. Growth Leaders
   Long-Short Fund                                       2.00%               90
--------------------------------------------------------------------------------
Nationwide U.S. Small Cap Value Fund                     2.00%               90
--------------------------------------------------------------------------------
Nationwide Value Opportunities Fund                      2.00%               90
--------------------------------------------------------------------------------
Nationwide Worldwide Leaders Fund                        2.00%               90
--------------------------------------------------------------------------------
NorthPointe Small Cap Growth Fund                        2.00%               90
--------------------------------------------------------------------------------
Nationwide Growth Fund                                   2.00%               30
--------------------------------------------------------------------------------
Nationwide Large Cap Value Fund                          2.00%               30
--------------------------------------------------------------------------------
Nationwide Fund                                          2.00%               30
--------------------------------------------------------------------------------
Nationwide Leaders Fund                                  2.00%               30
--------------------------------------------------------------------------------
Nationwide Value Fund                                    2.00%               30
--------------------------------------------------------------------------------
Nationwide U.S. Growth Leaders Fund                      2.00%               30
--------------------------------------------------------------------------------
Nationwide Bond Fund                                     2.00%                7
--------------------------------------------------------------------------------
Nationwide Bond Index Fund                               2.00%                7
--------------------------------------------------------------------------------
Nationwide Government Bond Fund                          2.00%                7
--------------------------------------------------------------------------------
Nationwide International Index Fund                      2.00%                7
--------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund                     2.00%                7
--------------------------------------------------------------------------------
Nationwide Short Duration Bond Fund                      2.00%                7
--------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund                            2.00%                7
--------------------------------------------------------------------------------
Nationwide Small Cap Index Fund                          2.00%                7
--------------------------------------------------------------------------------
Nationwide Tax-Free Income Fund                          2.00%                7
--------------------------------------------------------------------------------

SECTION 5 DISTRIBUTIONS AND TAXES


The following information is provided to help you understand the income and capital gains you may earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee the Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

INCOME AND CAPITAL GAIN DISTRIBUTIONS

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Capital gains, if any, may be distributed at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the Fund at the Fund's then-current NAV until you give the Trust different instructions.

TAX CONSIDERATIONS

If you are a taxable investor, dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes, and possibly local taxes:


o distributions are taxable to you at either ordinary income or capital gains tax rates;


o distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;


o distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;

o for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates, provided that certain holding period requirements are met;

o for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction, subject to certain limitations and

o distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.


The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). The Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Fund, from ascertaining with certainty, until after the calendar year end, and in some cases the Fund's fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.


Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).


If you are a taxable investor and invest in the Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."


SELLING AND EXCHANGING SHARES

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% or 15% federal income tax rate brackets). Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS


Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by the Fund to non-U.S. investors will terminate and no longer be available for dividends paid by the Fund with respect to its taxable years beginning after October 31, 2008, unless such exemptions are extended or made permanent.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS

When you invest in the Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

THIS DISCUSSION OF "DISTRIBUTIONS AND TAXES" IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE. BECAUSE EVERYONE'S TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUND.

SECTION 6 MULTI-MANAGER STRUCTURE

The Adviser and the Trust have received an exemptive order from the Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for the Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Fund greater flexibility and enables it to operate more efficiently.

The Adviser performs the following oversight and evaluation services to the
Fund:

o     initial due diligence on prospective Fund subadvisers;

o monitoring subadviser performance, including ongoing analysis and periodic consultations;

o communicating performance expectations and evaluations to the subadvisers and

o making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser's contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser's performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

SECTION 7 FINANCIAL HIGHLIGHTS

Financial information is not provided because the Fund did not begin operations until the date of this prospectus.

INFORMATION FROM NATIONWIDE FUNDS

Please read this Prospectus before you invest and keep it with your records. The following documents--which may be obtained free of charge--contain additional information about the Fund:

o Statement of Additional Information (incorporated by reference into this Prospectus)

o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance)

o     Semiannual Reports

To obtain any of the above documents free of charge, to request other information about the Fund, or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge or (2) that we discontinue our practice of mailing regulatory materials together.

If you wish to receive regulatory materials and/or account statements electronically, you can sign-up for our free e-delivery service. Please call 800-848-0920 for information.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:

Nationwide Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
614-428-3278 (fax)

BY OVERNIGHT MAIL:

Nationwide  Funds
3435 Stelzer Road
Columbus,  Ohio 43219

FOR 24-HOUR ACCESS:

800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Nationwide Funds' website at www.nationwidefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC

o     on the SEC's EDGAR database via the Internet at www.sec.gov;

o     by electronic request to publicinfo@sec.gov;

o in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090) or

o by mail by sending your request to Securities and Exchange Commission Public Reference Section,Washington,D.C.20549-0102 (The SEC charges a fee to copy any documents.)

The Trust's Investment Company Act File No.: 811-08495

The Nationwide framemark and ON YOUR SIDE are federally registered service marks of Nationwide Mutual Insurance Company. Nationwide Funds is a service mark of Nationwide Mutual Insurance Company.


(C) 2008 Nationwide Funds Group. All rights reserved.                PR-VAL 3-08

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 28, 2008

                             NATIONWIDE MUTUAL FUNDS

NATIONWIDE VALUE FUND

         Nationwide Mutual Funds (the "Trust"), a Delaware statutory trust, is a registered open-end, management investment company currently consisting of 62 series as of the date hereof. This Statement of Additional Information ("SAI") relates to the series of the Trust referenced above (the "Fund").

         This SAI is not a prospectus but is incorporated by reference into the prospectus for the Fund dated February 28, 2008 (the "Prospectus"). It contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus.

         Terms not defined in this SAI have the meanings assigned to them in the Prospectus. The Prospectus may be obtained from Nationwide Mutual Funds, P.O. Box 182205, Columbus, Ohio 43218-2205, or by calling toll free 800-848-0920.


                          THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

TABLE OF CONTENTS                                                           PAGE
-----------------                                                           ----

General Information and History.............................................  1
Additional Information on Portfolio Instruments and Investment Policies.....  2
Description of Portfolio Instruments and Investment Policies................  3
Investment Restrictions.....................................................  23
Disclosure of Portfolio Holdings............................................  24
Trustees and Officers of the Trust..........................................  26
Investment Advisory and Other Services......................................  35
Brokerage Allocation........................................................  41
Purchases, Redemptions and Pricing of Shares................................  43
Additional Information on Purchases and Sales...............................  44
Systematic Investment Strategies............................................  49
Investor Privileges.........................................................  50
Investor Services ..........................................................  52
Performance Advertising.....................................................  53
Additional Information......................................................  53
Additional General Tax Information..........................................  54
Major Shareholders..........................................................  62
Financial Statements........................................................  62
Appendix A - Debt Ratings................................................... A-1
Appendix B - Proxy Voting Guidelines Summaries.............................. B-1
Appendix C - Portfolio Manager.............................................. C-1

                         GENERAL INFORMATION AND HISTORY

         Nationwide Mutual Funds (the "Trust"), formerly Gartmore Mutual Funds (until April 30, 2007), Nationwide Mutual Funds (until January 25, 2002) and Nationwide Investing Foundation III (until March 1, 2000), is an open-end management investment company formed under the laws of the state of Delaware by a Declaration of Trust dated September 30, 2004, as amended and restated October 28, 2004. The Trust, originally organized as an Ohio business trust under the laws of the state of Ohio by a Declaration of Trust dated October 30, 1997, redomesticated as a Delaware statutory trust on or about February 28, 2005 in a reorganization approved by vote of the shareholders of the Ohio business trust in a shareholders' meeting on December 23, 2004. In the reorganization, the Ohio business trust transferred all of its assets to the Trust in exchange for shares of the Trust and assumption by the Trust of all of the liabilities of the Ohio business trust. The Trust currently consists of 62 separate series, each with its own investment objective. The Fund is a diversified fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

     ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

         The Fund invests in a variety of securities and employs a number of investment techniques, which involve certain risks. The Prospectus for the Fund highlights the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Fund.

         The following list sets forth permissible investments and techniques for the Fund. Please review the discussion in the Prospectus for further information regarding the investment objective and policies of the Fund.

TYPE OF INVESTMENT OR TECHNIQUE
-------------------------------

         U.S. Common Stocks
         Preferred Stocks
         Small Company Stocks
         Special Situation Companies
         Illiquid Securities
         Restricted Securities
         When-Issued / Delayed-Delivery Securities
         Investment Companies
         Real Estate Investment Trusts (REITS)
         Securities of Foreign Issuers
         Depositary Receipts
         Convertible Securities
         Long-Term Debt
         Long-term debt when originally issued but with 397 days or less remaining to maturity
         Short-Term Debt
         Floating and Variable Rate Securities
         Loan Participations and Assignments
         Foreign Commercial Paper (denominated in U.S. $)
         U.S. Government Securities
         Money Market Instruments
         Repurchase Agreements
         Derivatives
         Reverse Repurchase Agreements
         Warrants
         Futures
         Options
         Borrowing Money
         Lending Portfolio Securities
         Investment of Securities Lending Collateral
         Participation Interests
         Swap Agreements
         Interests in Publicly Traded Limited Partnerships

          DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

SMALL COMPANY STOCKS

         Investing in securities of small-sized companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also, because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized companies than for larger, more established ones.

SPECIAL SITUATION COMPANIES

         "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in the Fund, to the extent that it invests a significant portion of its assets in these securities, may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The Fund's adviser or subadviser believes, however, that if the adviser or subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN SECURITIES

         Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which typically are not associated with investing in securities in the United States. Since investments in foreign companies will frequently involve currencies of foreign countries, and since the Fund may hold securities and funds in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by the Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

         Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

          Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

         DEPOSITARY RECEIPTS. The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of the Fund' investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

         The Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants.

         A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

         Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

CONVERTIBLE SECURITIES

         Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed-income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

         A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.

WARRANTS

         Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED STOCK

         Preferred stocks, like some debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks generally are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

INTERESTS IN PUBLICLY TRADED LIMITED PARTNERSHIPS

         The Fund may also invest in interests in publicly traded limited partnerships (limited partnership interests or units) which represent equity interests in the assets and earnings of the partnership's trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock. For example, interest income generated from limited partnerships deemed not to be "publicly traded" will not be considered "qualifying income" under the Internal Revenue Code of 1986, as amended (the "Code"), and may trigger adverse tax consequences. Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited partnership units in the Fund's portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

         The Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. The Fund typically does not hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

         Any such restricted securities will be considered to be illiquid for purposes of the Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

         The Fund may sell over-the-counter ("OTC") options and, in connection therewith, earmark or segregate assets to cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         The Fund's adviser or subadviser will monitor the liquidity of restricted securities for the Fund. In reaching liquidity decisions, the following factors are considered: (1) the unregistered nature of the security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         PRIVATE PLACEMENT COMMERCIAL PAPER. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as accredited investors.

         Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two nationally recognized statistical ratings organizations ("NRSROs"), or if only one NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the adviser or subadviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

DEBT OBLIGATIONS

         Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations when due ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate-term securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

          RATINGS AS INVESTMENT CRITERIA. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by the Fund as initial criteria for the selection of portfolio securities, but the Fund also rely upon the independent advice of the Fund' adviser to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered is the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this SAI contains further information about the rating categories of NRSROs and their significance.

         Subsequent to its purchase by the Fund, an issuer of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issuer to reflect subsequent events. None of these events generally will require sale of such securities, but the Fund's adviser will consider such events in its determination of whether the Fund should continue to hold the securities.

         In addition, to the extent that the ratings change as a result of changes in a NRSRO or its rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

         MEDIUM-QUALITY SECURITIES. The Fund anticipates investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

         LOWER-QUALITY (HIGH-RISK) SECURITIES. Non-investment grade debt or lower-quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch, Inc. ("Fitch"), (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower-quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

         EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities also because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

         As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

         PAYMENT EXPECTATIONS. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Fund.

         LIQUIDITY AND VALUATION. The Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, the Fund's net asset value and ability to dispose of particular securities, when necessary to meet the Fund's liquidity needs, or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower quality and comparable unrated securities, especially in a thinly traded market.

         U.S. GOVERNMENT SECURITIES. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- The Federal Housing Administration and the Farmers Home Administration;
- The Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
- The Federal Home Loan Banks, whose securities are supported only by the credit of such agency;
- The Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives; and
- The Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

         The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPS are sold at a deep discount from their face value. Because the principal portion of the STRIPS does not pay current income, its price can be volatile when interest rates change. In calculating their dividends, the Fund takes into account as income a portion of the difference between the principal portion of a STRIPS' purchase price and its face value.

         BRADY BONDS. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds." Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

         Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the Fund will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the fact amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. The Fund may purchase Brady Bonds with no or limited collateralization, and, for payment of interest and (except in the case of principal collateralized Brady Bonds) principal, will be relying primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

MONEY MARKET INSTRUMENTS

      Money market instruments may include the following types of instruments:

         o obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

         o obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

         o obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

         o asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;

         o    repurchase agreements;

         o    bank or savings and loan obligations;

         o commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by a NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

         o bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

         o high quality short-term (maturity in 397 days or less) corporate obligations, rated within the top two rating categories by a NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser;

         o extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period;

         o unrated short-term (maturing in 397 days or less) debt obligations that are determined by the Fund's adviser to be of comparable quality to the securities described above.

REPURCHASE AGREEMENTS

         In connection with the purchase by the Fund of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers, the Fund' custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under such repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which the Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with the Fund' custodian or subcustodian if the value of the securities purchased should decrease below their resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seek to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. The Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

         When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater the Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

         If the Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will earmark or set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will earmark or set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to earmark or place additional assets in the segregated assets in order to ensure that the value of the segregated account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it earmarks or sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will earmark or set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, the Fund's liquidity and the ability of its adviser or subadviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, the Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

LENDING PORTFOLIO SECURITIES

         The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral, with respect to the loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each such loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by qualified banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with them, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

         The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, the Fund' Board of Trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

INVESTMENT OF SECURITIES LENDING COLLATERAL

         The cash collateral received from a borrower as a result of the Fund's securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or floating rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company; loan participations; master notes; medium term notes; repurchase agreements; and U.S. government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium term notes (which are described below), these types of investments are described elsewhere in the SAI. Collateral may also be invested in a money market investment company or short-term collective investment trust.

         Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company are agreements where an insurance company either provides for the investment of the Fund's assets or may provide for a minimum guaranteed rate of return to the investor.

         Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed rate or floating rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then the unconditional guarantee is provided by the issuer's parent.

         Medium-term notes are unsecured, continuously offered corporate debt obligations. Although medium-term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium-term note will not generally exceed two years.

BORROWING

         The Fund may borrow money from banks, limited by the Fund's fundamental investment restriction (generally, 331/3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes. The Fund may engage in reverse repurchase agreements which may be considered a form of borrowing, unless the Fund covers its exposure by segregating or earmarking liquid assets.

DERIVATIVE INSTRUMENTS

         The Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts, swaps and structured contracts, to hedge the Fund's portfolio or for risk management or for any other permissible purposes consistent with the Fund's investment objective. Derivative instruments are securities or agreements with their values based on the value of an underlying asset (E.G., a security, currency or index) or the level of a reference index.

         Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

         The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

         SPECIAL RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

         (1) Successful use of most of these instruments depends upon the Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires skills different from those necessary for predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

         (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

         (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund enters into short hedges because the Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declines by more than the increase in the price of the security, the Fund could suffer a loss.

         (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when they take positions in these instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out their positions in such instruments, they might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

         OPTIONS. The Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Restricted, Non-Publicly Traded and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

         The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by the Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

         The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

         The Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and a counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchase or write an OTC option, they rely on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

         The Fund' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

         If the Fund is unable to effect a closing transaction for an option it has purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

         The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

         The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

         Transactions using OTC options (other than purchased options) expose the Fund to counterparty risk. To the extent required by SEC guidelines, the Fund will not enter into any such transactions unless they own either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover their potential obligations to the extent not covered as provided in (1) above. The Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to earmarking or segregated accounts as a cover could impede portfolio management's or the Fund's ability to meet redemption requests or other current obligations.

         An interest rate option is an agreement with a counterparty giving the buyer the right but not the obligation to buy or sell an interest rate hedging vehicle (such as a treasury future or interest rate swap) at a future date at a predetermined price. The option buyer would pay a premium at the inception of the agreement. An interest rate option can be used to actively manage the Fund's interest rate risk with respect to either an individual bond or an overlay of the entire portfolio.

         SPREAD TRANSACTIONS. The Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, (I.E., the yield spread between high quality and lower quality securities). Such protection is only provided during the life of the spread option.

         FUTURES CONTRACTS. The Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. The Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Fund's adviser or subadviser believes it is more advantageous to the Fund than purchasing the futures contract.

         To the extent required by regulatory authorities, the Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

         The Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. There is no overall limit on the percentage of the Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market, currency, or interest rate fluctuations, the Fund may be able to hedge their exposure more effectively and perhaps at a lower cost through using futures contracts.

         A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (E.G., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

         No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit with the futures broker or in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If the Fund was unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

         SWAP AGREEMENTS. The Fund may enter into interest rate, total return, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

         The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, the Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

         Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

         The Fund will enter swap agreements only with counterparties that the Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

         STRUCTURED PRODUCTS. The Fund may use structured products to hedge their portfolios. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

         With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

         HYBRID INSTRUMENTS. Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

         The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

         CREDIT LINKED NOTES. A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the "Reference Bond"). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an "Event of Default") with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a "Restructuring Event"); or
(ii) the value of the Reference Bond if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond if an Event of Default or a Restructuring Event occurs.

         FOREIGN CURRENCY-RELATED DERIVATIVE STRATEGIES -- SPECIAL CONSIDERATIONS. The Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which the Fund securities are denominated. The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         The Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which the Fund's adviser or subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

         The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

         Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

         Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Fund will normally purchase OTC options on foreign currency only when the Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

SECURITIES OF INVESTMENT COMPANIES

         As permitted by the 1940 Act, the Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of the Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. Notwithstanding these restrictions, the Fund may invest any amount, pursuant to Rule 12d1-1 of the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as "money market funds" and which operate in accordance with Rule 2a-7 of the 1940 Act. The Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which the Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

REAL ESTATE INVESTMENT TRUSTS

         Although the Fund will not invest in real estate directly, it may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, the Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

         REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.

LOAN PARTICIPATIONS AND ASSIGNMENTS

         Loan Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable adviser to be creditworthy. When the Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

         The Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

         In valuing a Loan Participation or Assignment held by the Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

FLOATING AND VARIABLE RATE INSTRUMENTS

         Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at pre-set times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

         Some of the demand instruments purchased by the Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

         Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. The Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. The Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

         The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elect to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Fund' custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund' custodian.

REVERSE REPURCHASE AGREEMENTS

         The Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, the Fund will segregate or earmark permissible liquid assets to secure its obligations to repurchase the security. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain segregated or earmarked liquid assets with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated or earmarked liquid assets will be marked-to-market daily and additional assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus accrued interest). The Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund sold but are obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

         Reverse repurchase agreements may be used as arbitrage transactions in which the Fund will maintain offsetting positions in repurchase agreements that mature on or before the settlement date on the related reverse repurchase agreements. Since the Fund will receive interest on the repurchase agreements in which they invest the transaction proceeds, such transactions may involve leverage. However, since such repurchase agreements will be high quality and will mature on or before the settlement date of the reverse repurchase agreement, the Fund' adviser or subadviser believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.

TEMPORARY INVESTMENTS

         Generally the Fund will be fully invested in accordance with their investment objectives and strategies. However, pending investment of cash balances, the Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PORTFOLIO TURNOVER

         The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of the Fund.

                             INVESTMENT RESTRICTIONS

         The following are fundamental investment restrictions for the Fund which cannot be changed without the vote of the majority of the outstanding shares of the Fund. The vote of the majority of the outstanding shares means the vote of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (2) a majority of the outstanding voting securities, whichever is less.

The Fund:

o May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

o May not lend any security or make any other loan except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities; (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities; (iii) make loans secured by mortgages on real property; (iv) enter into repurchase agreements; and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

o May not purchase or sell real estate, except that the Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and
         (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

o May not borrow money or issue senior securities, except that the Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

o May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or SAI of the Fund.

o May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

o May not purchase the securities of any issuer if, as a result, 25% or more (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, the Fund may invest more than 25% of its total assets in securities of issuers in that industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities and obligations issued by state, county or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

         The following are the NON-FUNDAMENTAL operating policies of the Fund, which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER
APPROVAL:

The Fund may not:

o Purchase securities on margin, except that the Fund may use margin to the extent necessary to obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, and transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

o Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

o Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33-1/3% of the Fund's total assets at the time of the borrowing or investment.

         If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause the Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for the Fund's investment in illiquid securities, the Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

         The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

INTERNAL REVENUE CODE RESTRICTIONS

         In addition to the investment restrictions above, the Fund must be diversified according to Code requirements. Specifically, at each tax quarter end, the Fund's holdings must be diversified so that (1) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and
(2) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S. government or other U.S. regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

         The Board of Trustees of the Trust has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Fund's investment adviser, principal underwriter or affiliated persons of the Fund's investment adviser or principal underwriter. The Trust's overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings until such time as the information is made available to all shareholders or the general public.

         The policies and procedures are applicable to the Fund's investment adviser and any subadviser to the Fund. Pursuant to the policy, the Fund, their investment adviser, any subadviser, and their agents are obligated to:

     o Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;
     o Ensure that portfolio holdings information is not provided to a favored group of clients or potential clients; and
     o Adopt such safeguards and controls around the release of client information so that no client or group of clients is unfairly disadvantaged as a result of such release.

Portfolio holdings information that is not publicly available will be released selectively only pursuant to the exceptions described below. In most cases, where an exception applies, the release of portfolio holdings is strictly prohibited until the information is at least 15 calendar days old. Nevertheless, NFA's Executive Committee or its duly authorized delegate may authorize, where circumstances dictate, the release of more current portfolio holdings information.

         The Fund posts onto the Trust's internet site
(www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. The Fund discloses its complete portfolio holdings information to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Fund's fiscal year and on Form N-CSR on the second and fourth quarter ends of the Fund's fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC's electronic filings. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

         Exceptions to the portfolio holdings release policy described above can only be authorized by NFA's Executive Committee or its duly authorized delegate and will be made only when:

     o The Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public;
     o The recipient of the information provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the information will be prohibited from trading based on the information; and
     o The release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Fund's fiduciary duties.

Under this policy, the receipt of compensation by the Fund, the investment adviser, the subadviser, or an affiliate as consideration for disclosing non-public portfolio holdings information will not be deemed a legitimate business purpose.

         Eligible third parties to whom portfolio holdings information may be released in advance of general release include the following:

     o   Data consolidators (including ratings agencies);
     o   Fund rating/ranking services and other data providers; and
     o   Service providers to the Fund.

         The Fund's investment adviser conducts periodic reviews of compliance with the policy and the Fund's Chief Compliance Officer provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review. The investment adviser's compliance staff will also annually submit to the Board a list of exceptions granted to the policy, including an explanation of the legitimate business purpose of the Fund that was served as a result of the exception.

                       TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT INFORMATION

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
TRUST.

=============================================================================================================
           (1)                  (2)                    (3)                   (4)               (5)
=============================================================================================================
 NAME, ADDRESS AND YEAR  POSITION(S) HELD    PRINCIPAL OCCUPATION(S)      NUMBER OF    OTHER DIRECTORSHIPS
        OF BIRTH           WITH FUND AND       DURING PAST 5 YEARS      PORTFOLIOS IN   HELD BY TRUSTEE**
                          LENGTH OF TIME                                FUND COMPLEX
                              SERVED*                                    OVERSEEN BY
                                                                           TRUSTEE
=============================================================================================================
Charles E. Allen           Trustee since  Mr. Allen is Chairman, Chief       102               None
                             July 2000    Executive Officer and
c/o Nationwide Funds                      President of Graimark Realty
Group                                     Advisors, Inc. (real estate
1200 River Road,                          development, investment and
Suite 1000,                               asset management).
Conshohocken, PA 19428

1948
=============================================================================================================
Paula H.J. Cholmondeley    Trustee since  Ms. Cholmondeley has served        102      Director of Dentsply
                             July 2000    as a Chief Executive Officer                International, Inc.
c/o Nationwide Funds                      of Sorrel Group (management                 (dental products),
Group                                     consulting company) since                   Ultralife Batteries,
1200 River Road,                          January 2004.  From April                   Inc., Albany
Suite 1000,                               2000 through December 2003,                 International Corp.
Conshohocken, PA 19428                    Ms. Cholmondeley was Vice                   (paper industry),
                                          President and General                       Terex Corporation
1947                                      Manager of Sappi Fine Paper                 (construction
                                          North America.                              equipment), and
                                                                                      Minerals Technology
                                                                                      Inc. (specialty
                                                                                      chemicals)
=============================================================================================================
C. Brent DeVore***         Trustee since  Dr. DeVore is President of         102               None
                               1990       Otterbein College.
c/o Nationwide Funds
Group
1200 River Road,
Suite 1000,
Conshohocken, PA 19428

1940
=============================================================================================================

=============================================================================================================
           (1)                  (2)                    (3)                   (4)               (5)
=============================================================================================================
 NAME, ADDRESS AND YEAR  POSITION(S) HELD    PRINCIPAL OCCUPATION(S)      NUMBER OF    OTHER DIRECTORSHIPS
        OF BIRTH           WITH FUND AND       DURING PAST 5 YEARS      PORTFOLIOS IN   HELD BY TRUSTEE**
                          LENGTH OF TIME                                FUND COMPLEX
                              SERVED*                                    OVERSEEN BY
                                                                           TRUSTEE
=============================================================================================================
Phyllis Kay Dryden         Trustee since  Ms. Dryden was a partner of        102               None
                           December 2004  Mitchell Madison Group LLC, a
c/o Nationwide Funds                      management consulting
Group                                     company from January 2006
1200 River Road,                          until December 2006; she is
Suite 1000,                               currently a consultant with
Conshohocken, PA 19428                    the company. Ms. Dryden was
                                          formerly Managing Partner of
1947                                      MARCHFIRST, a global
                                          management consulting firm.
=============================================================================================================
Barbara L. Hennigar        Trustee since  Retired.                           102               None
                             July 2000
c/o Nationwide Funds
Group
1200 River Road,
Suite 1000,
Conshohocken, PA 19428

1935
=============================================================================================================
Barbara I. Jacobs          Trustee since  Ms. Jacobs served as               102               None
                           December 2004  Chairman of the Board of
c/o Nationwide Funds                      Directors of KICAP Network
Group                                     Fund, a European (United
1200 River Road,                          Kingdom) hedge fund, from
Suite 1000,                               January 2001 to January
Conshohocken, PA 19428                    2006.  From 1988-2003, Ms.
                                          Jacobs was also a Managing
1950                                      Director and European
                                          Portfolio Manager of CREF
                                          Investments (Teachers
                                          Insurance and Annuity
                                          Association -- College
                                          Retirement Equities Fund).
=============================================================================================================

=============================================================================================================
           (1)                  (2)                    (3)                   (4)               (5)
=============================================================================================================
 NAME, ADDRESS AND YEAR  POSITION(S) HELD    PRINCIPAL OCCUPATION(S)      NUMBER OF    OTHER DIRECTORSHIPS
        OF BIRTH           WITH FUND AND       DURING PAST 5 YEARS      PORTFOLIOS IN   HELD BY TRUSTEE**
                          LENGTH OF TIME                                FUND COMPLEX
                              SERVED*                                    OVERSEEN BY
                                                                           TRUSTEE
=============================================================================================================
Douglas F. Kridler        Trustee since   Mr. Kridler has been a Board         102               None
                          September 1997  Member of Compete Columbus
c/o Nationwide Funds                      (economic development group
Group                                     for Central Ohio) since February
1200 River Road,                          2006. He has also served as
Suite 1000,                               the President and Chief
Conshohocken, PA 19428                    Executive Officer of the
                                          Columbus Foundation, (a
1955                                      Columbus, OH-based
                                          foundation which manages
                                          over 1,300 individual
                                          endowment funds) since
                                          February 2002. Prior to
                                          January 31, 2002, Mr.
                                          Kridler was the President of
                                          the Columbus Association for
                                          the Performing Arts;
                                          Chairman of the Greater
                                          Columbus Convention and
                                          Visitors Bureau; and Board
                                          Member of Columbus Downtown
                                          Development Corporation.

=============================================================================================================
Michael D. McCarthy        Trustee since  Retired. Mr. McCarthy was          102               None
                           December 2004  Chairman of VMAC (commodity
c/o Nationwide Funds                      swaps) from October 2002
Group                                     until January 2007, and a
1200 River Road,                          partner of Pineville
Suite 1000,                               Properties LLC (a commercial
Conshohocken, PA 19428                    real estate development
                                          firm) from September 2000
1947                                      until January 2007.
=============================================================================================================
David C. Wetmore           Trustee since  Retired.                           102               None
                               1995
c/o Nationwide Funds       and Chairman
Group                     since February
1200 River Road,               2005
Suite 1000,
Conshohocken, PA 19428

1948
=============================================================================================================

*    Length of time served includes time served with the Trust's predecessors.
** Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section 15(d) of the Exchange Act.
*** Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. ("NFS") has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors ("NFA"), the Fund's investment adviser, and Nationwide Fund Distributors LLC ("NFD"), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUND

==============================================================================================================
            (1)                (2)                    (3)                     (4)               (5)
==============================================================================================================
NAME, ADDRESS, AND YEAR OF POSITION(S)  PRINCIPAL OCCUPATION(S) DURING     NUMBER OF    OTHER DIRECTORSHIPS
           BIRTH            HELD WITH            PAST 5 YEARS            PORTFOLIOS IN    HELD BY TRUSTEE(3)
                             FUND AND                                    FUND COMPLEX
                            LENGTH OF                                     OVERSEEN BY
                           TIME SERVED(1)                                   TRUSTEE
==============================================================================================================
Arden L. Shisler             Trustee   Retired; Mr. Shisler is the            102      Director of
                              since    former President and Chief                      Nationwide Financial
c/o Nationwide Funds Group   February  Executive Officer of KeB                        Services, Inc.,
1200 River Road,               2000    Transport, Inc., a trucking firm                Chairman of
Suite 1000,                            (2000 through 2002). He served                  Nationwide Mutual
Conshohocken, PA 19428                 as a consultant to KeB from                     Insurance Company(2)
                                       January 2003 through December
1941                                   2004. Since 1992, Mr. Shisler
                                       has also been Chairman of the
                                       Board for Nationwide Mutual
                                       Insurance Company(2).
==============================================================================================================

==============================================================================================================
            (1)                (2)                    (3)                     (4)               (5)
==============================================================================================================
NAME, ADDRESS, AND YEAR OF POSITION(S)  PRINCIPAL OCCUPATION(S) DURING     NUMBER OF    OTHER DIRECTORSHIPS
           BIRTH            HELD WITH            PAST 5 YEARS            PORTFOLIOS IN    HELD BY TRUSTEE(3)
                             FUND AND                                    FUND COMPLEX
                            LENGTH OF                                     OVERSEEN BY
                           TIME SERVED(1)                                   TRUSTEE
==============================================================================================================
==============================================================================================================
Stephen T. Grugeon          President  Mr. Grugeon is the acting Chief        N/A               N/A
                            and Chief  Executive Officer of Nationwide
Nationwide Funds Group      Executive  Funds Group, which includes
1200 River Road,             Officer   NFA(2), Nationwide Fund
Suite 1000,                   since    Management LLC(2) and Nationwide
Conshohocken, PA 19428       January   Fund Distributors LLC(2).  He
                               2008    also has served as the Chief
1950                                   Operating Officer of Nationwide Funds
                                       Group since May 2007. Mr. Grugeon also is
                                       the acting president of NWD Investments,
                                       the asset management operations of
                                       Nationwide Mutual Insurance Company,
                                       which includes Nationwide SA Capital
                                       Trust(2). From December 2006 until
                                       January 2008, he was Executive Vice
                                       President of NWD Investments. He was Vice
                                       President of NWD Investments from 2003
                                       through 2006, and Chief Operating Officer
                                       of Corviant Corporation(2), a subsidiary
                                       of NWD Investments, from 1999 through
                                       2003.
==============================================================================================================

==============================================================================================================
            (1)                (2)                    (3)                     (4)               (5)
==============================================================================================================
NAME, ADDRESS, AND YEAR OF POSITION(S)  PRINCIPAL OCCUPATION(S) DURING     NUMBER OF    OTHER DIRECTORSHIPS
           BIRTH            HELD WITH            PAST 5 YEARS            PORTFOLIOS IN    HELD BY TRUSTEE(3)
                             FUND AND                                    FUND COMPLEX
                            LENGTH OF                                     OVERSEEN BY
                           TIME SERVED(1)                                   TRUSTEE
==============================================================================================================
==============================================================================================================
Joseph Finelli              Treasurer  Mr. Finelli is the Principal           N/A               N/A
                              since    Financial Office and Vice
Nationwide Funds Group      September  President of Investment
1200 River Road,               2007    Accounting and Operations for
Suite 1000,                            Nationwide Funds Group(2).
Conshohocken, PA 19428                 From July 2001 until September
                                       2007, he was Assistant Treasurer
1957                                   and Vice President of Investment
                                       Accounting  and Operations of
                                       NWD Investments (2).
==============================================================================================================
Dorothy Sanders               Chief    Ms. Sanders is Senior Vice             N/A               N/A
                            Compliance President and Chief Compliance
Nationwide Funds Group       Officer   Officer of NFA. She also has
1200 River Road,              since    oversight responsibility for
Suite 1000,                  October   Investment Advisory and Mutual
Conshohocken, PA 19428        2007      Fund Compliance Programs in the
                                       Office of Compliance at
1955                                   Nationwide. From November 2004
                                       to October 2007, she was Senior
                                       Director and Senior Counsel at
                                       Investors Bank & Trust (now
                                       State Street Bank). From 2000 to
                                       November 2004, she was Vice
                                       President, Secretary and General
                                       Counsel of Fred Alger & Company,
                                       Incorporated.
==============================================================================================================
Eric E. Miller              Secretary  Mr. Miller is Senior Vice              N/A               N/A
                              since    President, General Counsel, and
Nationwide Funds Group       December  Assistant Secretary for
1200 River Road                2002    Nationwide Funds Group(2).
Suite 1000,
Conshohocken, PA 19428

1953
====================================================================================================================
Doff Meyer          Vice President and  Ms. Meyer is Senior Vice President     N/A              N/A
                     Chief Marketing    and Chief Marketing Officer of
Nationwide Funds      Officer since     Nationwide Funds Group
Group                  January 2008     (since August 2007). (2) From
1200 River Road,                        Ms. Meyer was Director ofFinance and
Suite 1000                              Marketing, Principal of Piedmont Real .
Conshohocken, PA                        EstateAssociates LLC.  From January
19428                                   2003 until September 2004, Ms.
                                        September 2004 until August 2007,
                                        Meyer was an independent marketing
                                        consultant.
1950
===================================================================================================================
Michael Butler      Vice President and  Mr. Butler is Chief Distribution       N/A               N/A
                    Chief Distribution  Officer of Nationwide Funds
Nationwide Funds      Officer since     Group (since May 2007) and
Group                  January 2008     President of Nationwide Fund
1200 River Road,                        Distributors LLC (since January 2008).
Suite 1000                              (2)  From January 2006 through April
Conshohocken, PA                        2007, Mr. Butler was Vice President -
19428                                   Mutual FundStrategy of Nationwide
                                        Financial Services, Inc.(2) and was
                                        Senior Vice President - Retirement Plan
                                        Sales of NFSDistributors, Inc. (2)
                                        from 2000 until January 2006

1959


(1) Length of time served includes time served with the Trust's predecessors.

(2) This position is held with an affiliated person or principal underwriter of the Fund.

(3) Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to
    Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

RESPONSIBILITIES OF THE BOARD OF TRUSTEES

       The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

BOARD OF TRUSTEES COMMITTEES

         The Board of Trustees has four standing committees: Audit, Valuation and Operations, Nominating and Fund Governance and Performance Committees.

         The purposes of the Audit Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) ascertain the independence of the Trust's independent auditors; (d) act as a liaison between the Trust's independent auditors and the Board; (e) approve the engagement of the Trust's independent auditors to (i) render audit and non-audit services for the Trust and (ii) render non-audit services for the Trust's investment advisers (other than a subadviser whose role is primarily portfolio management and is overseen by another investment adviser) and certain other entities under common control with one of the Trust's investment advisers if the engagement relates to the Trust's operations and financial reporting; (f) meet and consider the reports of the Trust's independent auditors; (g) review and make recommendations to the Board regarding the CODE OF ETHICS of the Trust and that of all Trust advisers, subadvisers, and principal underwriters and annually review changes to, violations of, and certifications with respect to such CODE OF ETHICS; and (h) oversee the Trust's written policies and procedures adopted under Rule 38a-1 of the 1940 Act and oversee the appointment and performance of the Trust's designated Chief Compliance Officer. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust's shareholders. Each of the members have a working knowledge of basic finance and accounting matters and are not interested persons of the Trust, as defined in the 1940 Act. This Committee met eight times during the past fiscal year and currently consists of the following Trustees: Mr. Allen (Chairman), Ms. Hennigar, Ms. Jacobs and Mr. Wetmore.

         The purposes of the Valuation and Operations Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio securities; (b) oversee the implementation and operation of the Trust's Rule 2a-7 Procedures, applicable to the Trust's money market fund series; (c) oversee the Trust's portfolio brokerage practices; and (d) oversee distribution of the Trust's shares of beneficial interest. The Valuation and Operations Committee met four times during the past fiscal year and currently consists of the following Trustees:
Mr. DeVore, Ms. Dryden, Ms. Hennigar, Mr. Kridler (Chairman), and Mr. McCarthy, each of whom is not an interested person of the Trust, as defined in the 1940 Act.

         The Nominating and Fund Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board's effectiveness, Trustee retirement, Trustee investment in the Fund and the process by which the Trust's principal service providers are evaluated); (4) review of completed Trustee and Officer Questionnaires and adjust composition of the Board by recommending the removal, replacement, or retirement of an incumbent Trustee and may recommend the selection and nomination of an appropriate candidate; (5) oversee the implementation of the Board's policies regarding evaluations of the Board and Trustee peer evaluations; (6) review and make recommendations to the Board regarding the PROXY VOTING GUIDELINES, POLICIES AND PROCEDURES of all Trust advisers and subadvisers; (7) periodic review of Trustee compensation and recommend appropriate changes to the Independent Trustees; (8) oversee implementation of the Trust's POLICY REGARDING THE SERVICE BY TRUSTEES ON THE BOARDS OF DIRECTORS OF PUBLIC COMPANIES AND UNAFFILIATED FUND COMPANIES; (9) annual review and make recommendations to the Board regarding the BOARD'S STATEMENTS OF POLICIES REGARDING THE ENHANCED FUND GOVERNANCE AND OVERSIGHT BY, THE ENHANCED INDEPENDENCE OF, & THE ENHANCED EFFECTIVENESS OF THE BOARD OF TRUSTEES; and (10) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust's management. The Nominating and Fund Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met four times during the past fiscal year and currently consists of the following Trustees: Mr. DeVore (Chairman), Ms. Cholmondeley, Ms. Dryden, Mr. Kridler, and Mr. Wetmore, each of whom is not an interested person of the Trust, as defined in the 1940 Act.

         The Nominating and Fund Governance Committee has adopted procedures regarding its review of recommendations for trustee nominees, including those recommendations presented by shareholders. When considering whether to add additional or substitute Trustees to the Board of Trustees of the Trust, the Trustees shall take into account any proposals for candidates that are properly submitted to the Trust's Secretary. Shareholders wishing to present one or more candidates for Trustee for consideration may do so by submitting a signed written request to the Trust's Secretary at attn: Secretary, Nationwide Mutual Fund, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, which includes the following information: (i) name and address of shareholder and, if applicable, name of broker or record holder; (ii) number of shares owned; (iii) name of Fund(s) in which shares are owned; (iv) whether the proposed candidate(s) consent to being identified in any proxy statement utilized in connection with the election of Trustees; (v) the name and background information of the proposed candidates and (vi) a representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence.

         The functions of the Performance Committee are: (1) in consultation with management of the Trust, to review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes; (2) in consultation with management of the Trust, to review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Fund and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change; (3) in consultation with management of the Trust, to review such other matters that affect performance, including for example, fee structures, expense ratios, as the Committee deems to be necessary and appropriate and work with management to implement any recommended changes;
(4) to review and monitor the performance of the Trust's funds and the fund family, as a whole, in the manner and to the extent directed by the Board of Trustees, recognizing that the ultimate oversight of fund performance shall remain with the full Board of Trustees; (5) to review and monitor the structure of, and the method used to determine, the compensation of each portfolio manager of the Trust's funds with respect to management of the Trust's funds and any other account managed by the portfolio manager; and (6) to review and monitor material conflicts of interest that may arise from a portfolio manager's management of multiple accounts. This Committee met four times during the past fiscal year and currently consists of the following Trustees: Mr. Allen, Ms. Cholmondeley, Ms. Jacobs (Chairperson), Mr. McCarthy, and Mr. Shisler.

OWNERSHIP OF SHARES OF NATIONWIDE MUTUAL FUNDS AS OF DECEMBER 31, 2007

         All Trustees and Officers of the Trust, as a group, own less than 1% of the Trust's outstanding shares.

=========================================================================================================================
         (1)                                (2)                                              (3)
=========================================================================================================================
   NAME OF TRUSTEE       DOLLAR RANGE OF EQUITY SECURITIES AND/OR    AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES AND/OR
                                    SHARES IN THE TRUST                 SHARES IN ALL REGISTERED INVESTMENT COMPANIES
                                                                         OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT
                                                                                          COMPANIES
=========================================================================================================================
Charles E. Allen                      $10,000-$50,001                                  $10,000-$50,001
=========================================================================================================================
Paula H.J.                            $10,000-$50,001                                  $10,000-$50,001
Cholmondeley
=========================================================================================================================
C. Brent DeVore                        Over $100,000                                    Over $100,000
=========================================================================================================================
Phyllis Kay Dryden                     Over $100,000                                    Over $100,000
=========================================================================================================================
Barbara L. Hennigar                  $50,001-$100,000                                 $50,001-$100,000
=========================================================================================================================
Barbara I. Jacobs                    $50,001-$100,000                                 $50,001-$100,000
=========================================================================================================================
Douglas F. Kridler                     Over $100,000                                    Over $100,000
=========================================================================================================================
David C. Wetmore                       Over $100,000                                    Over $100,000
=========================================================================================================================
Arden L. Shisler                       Over $100,000                                    Over $100,000
=========================================================================================================================
Michael D. McCarthy                    Over $100,000                                    Over $100,000
=========================================================================================================================

OWNERSHIP IN THE FUND'S INVESTMENT ADVISERS(1), SUBADVISERS(2) OR DISTRIBUTOR(3) AS OF DECEMBER 31, 2007

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUND

=========================================================================================================================
         (1)                  (2)                (3)                 (4)                (5)                 (6)
=========================================================================================================================
   NAME OF TRUSTEE    NAME OF OWNERS AND   NAME OF COMPANY    TITLE OF CLASS OF       VALUE OF       PERCENT OF CLASS
                       RELATIONSHIPS TO                           SECURITY           SECURITIES
                            TRUSTEE
=========================================================================================================================
Charles E. Allen              N/A                N/A                 N/A                NONE                N/A
=========================================================================================================================
Paula H.J.                    N/A                N/A                 N/A                NONE                N/A
Cholmondeley
=========================================================================================================================
C. Brent DeVore               N/A                N/A                 N/A                NONE                N/A
=========================================================================================================================
Phyllis Kay Dryden            N/A                N/A                 N/A                NONE                N/A
=========================================================================================================================
Barbara L. Hennigar           N/A                N/A                 N/A                NONE                N/A
=========================================================================================================================
Barbara I. Jacobs             N/A                N/A                 N/A                NONE                N/A
=========================================================================================================================
Douglas F. Kridler            N/A                N/A                 N/A                NONE                N/A
=========================================================================================================================
Michael D. McCarthy           N/A                N/A                 N/A                NONE                N/A
=========================================================================================================================
David C. Wetmore              N/A                N/A                 N/A                NONE                N/A
=========================================================================================================================

(1)  Investment adviser is Nationwide Fund Advisors.

(2) Subadvisers for other funds not in this SAI include Aberdeen Asset Management Inc., AllianceBernstein L.P., BlackRock Investment Management, LLC, Dimensional Fund Advisors LP, Gartmore Global Partners, Morley Capital Management, Inc., Nationwide Asset Management, LLC, NorthPointe Capital, LLC and Security Global Investors.

(3) Nationwide Fund Distributors LLC or any company, other than an investment company, that controls the Fund's adviser or distributor.

COMPENSATION OF TRUSTEES

         The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. The Adviser reimburses the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of the Adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ended October 31, 2007. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Fund Complex for the twelve months ended October 31, 2007. Trust officers receive no compensation from the Trust in their capacity as officers.

====================================================================================================================
           (1)                  (2)                 (3)                 (4)                       (5)
====================================================================================================================
    NAME OF TRUSTEE          AGGREGATE      PENSION RETIREMENT    ESTIMATED ANNUAL    TOTAL COMPENSATION FROM THE
                                             BENEFITS ACCRUED
                         COMPENSATION FROM   AS PART OF TRUST      BENEFITS UPON
                             THE TRUST           EXPENSES            RETIREMENT              FUND COMPLEX*
====================================================================================================================
Charles E. Allen                 $ 86,625           N/A                 N/A                        $ 173,250
====================================================================================================================
Paula H.J. Cholmondeley            84,875           N/A                 N/A                          169,750
====================================================================================================================
C. Brent DeVore                    80,875           N/A                 N/A                          161,750
====================================================================================================================
Phyllis Kay Dryden                 79,000           N/A                 N/A                          158,000
====================================================================================================================
Barbara L. Hennigar                82,625           N/A                 N/A                          165,250
====================================================================================================================
Barbara I. Jacobs                  82,375           N/A                 N/A                          164,750
====================================================================================================================
Douglas F. Kridler                 81,875           N/A                 N/A                          163,750
====================================================================================================================
Michael D. McCarthy                76,625           N/A                 N/A                          153,250
====================================================================================================================
Arden L. Shisler                   65,813           N/A                 N/A                          131,625
====================================================================================================================
David C. Wetmore                  121,500           N/A                 N/A                          243,000
====================================================================================================================

* On October 31, 2007 the Fund Complex included two trusts comprised of 99 investment company funds or series.

         The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

         Each of the Trustees and officers and their families are eligible to purchase Class D shares of the Nationwide Fund that offer Class D shares, at net asset value without any sales charge.

CODE OF ETHICS

         Federal law requires the Trust, each of its investment advisers and subadvisers, and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Copies of these Codes of Ethics are on file with the SEC and are available to the public.

PROXY VOTING GUIDELINES

         Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies ("Proxy Voting Guidelines") and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund's proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust's website at WWW.NATIONWIDEFUNDS.COM, or (iii) on the Securities and Exchange Commission's website at WWW.SEC.GOV.

                     INVESTMENT ADVISORY AND OTHER SERVICES

TRUST EXPENSES

       The Trust pays the compensation of the Trustees who are not employees of Nationwide Fund Group ("NFG"), or its affiliates, the compensation of Mr. Shisler listed above, and all expenses (other than those assumed by the applicable adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's

Fund Administration and Transfer Agency Agreement, which includes the expenses of calculating the Fund's net asset values; fees and expenses of independent certified public accountants and legal counsel of the Trust and to the independent Trustees; expenses of preparing, printing, and mailing shareholder reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; insurance premiums; administrative services fees under an Administrative Services Plan; fees and expenses of the custodian for all services to the Trust; expenses of shareholder meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. NFA may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for the Fund and/or classes, as described below. These expense limitations apply to the classes described; if a particular class is not referenced, there is no expense limitation for that class.

INVESTMENT ADVISER

         Under the Investment Advisory Agreement with the Trust, Nationwide Fund Advisors ("NFA" or the "Adviser") manages the Fund in accordance with the policies and procedures established by the Trustees.

         NFA manages the day-to-day investments of the assets of the Fund. NFA also pays the compensation of the officers of the Trust employed by NFA and pays a pro rata portion of the compensation and expenses of the Trustees who are employed by NFG and its affiliates. NFA also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, NFA pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust's series or for recordkeeping or other shareholder related services.

         The Investment Advisory Agreement also specifically provides that NFA, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of one year and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its "assignment," as defined under the 1940 Act. It may be terminated as to the Fund without penalty by vote of a majority of the outstanding voting securities of the Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that NFA may render similar services to others.

         NFA, located at 1200 River Road, Suite 1000, Conshohocken, PA 19428, is a wholly owned subsidiary of Nationwide Financial Services, Inc., a holding company which is a direct majority-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.

         For services provided under the Investment Advisory Agreement, NFA receives on a monthly basis an annual fee of 0.65% of the average daily net assets of the Fund.

SUBADVISER

         Diamond Hill Capital Management, Inc. ("Diamond Hill"), 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215, is the subadviser for the Fund. Diamond Hill is controlled by Diamond Hill Investment Group, Inc., Roderick H. Dillon (Diamond Hill's president), and James F. Laird (Diamond Hill's chief financial officer). Subject to the supervision of NFA and the Board of Trustees, Diamond Hill manages the Fund's assets in accordance with the Fund's investment objective and strategies. Diamond Hill makes investment decisions for the Fund, and, in connection with such investment decisions, places purchase and sell orders for securities. For the investment management services provided to the Fund, the Diamond Hill receives annual fees from the Adviser, calculated at an annual rate based on the average daily net assets of the Fund.

LIMITATION OF FUND EXPENSES

NATIONWIDE FUND ADVISORS

         In the interest of limiting the expenses of the Fund, NFA may from time to time waive some or all of its investment advisory fee or reimburse other fees for the Fund. In this regard, NFA has entered into expense limitation agreements with the Trust on behalf of the Fund ("Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreement, NFA has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Class of the Fund to the limits described below. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles, expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. Please note that the waiver of such fees will cause the total return and yield of the Fund to be higher than they would otherwise be in the absence of such a waiver.

         NFA may request and receive reimbursement from the Fund for the advisory fees waived or limited and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made to the Fund unless:
(i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below;
(iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

         Until at least May 1, 2009, NFA has agreed contractually to waive advisory fees and, if necessary, reimburse expenses for the Fund in order to limit total annual fund operating expenses to 0.85% for all share classes of the Fund, excluding any taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, short-sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to the Administrative Services Plan, other expenditures which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business.

INVESTMENT ADVISORY AND SUBADVISORY FEES

         The Fund did not commence operations until the date of this SAI, and thus paid no investment advisory or subadvisory fees.

MULTI-MANAGER STRUCTURE

         The Adviser and the Trust have received from the SEC an exemptive order for a multi-manager structure which allows the Adviser to hire, replace or terminate subadvisers without the approval of shareholders; the order also allows the Adviser to revise a subadvisory agreement without shareholder approval. If a subadviser is hired, the change will be communicated to shareholders within 90 days of such change, and the change will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or the Adviser. The order is intended to facilitate the efficient operation of the Fund and afford the Trust increased management flexibility.

         The Adviser provides investment management evaluation services to the Fund principally by performing initial due diligence on prospective subadvisers for the Fund and thereafter monitoring the performance of the subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the subadviser. The Adviser has responsibility for communicating performance expectations and evaluations to the subadviser and ultimately recommending to the Trust's Board of Trustees whether the subadviser's contract should be renewed, modified or terminated; however, the Adviser does not expect to recommend frequent changes of subadvisers. The Adviser will regularly provide written reports to the Trust's Board of Trustees regarding the results of their evaluation and monitoring functions. Although the Adviser will monitor the performance of the subadvisers, there is no certainty that the subadvisers or the Fund will obtain favorable results at any given time.

PORTFOLIO MANAGERS

         Appendix C contains the following information regarding the portfolio manager identified in the Fund's Prospectus: (i) the dollar range of the portfolio manager's investment in the Fund; (ii) a description of the portfolio manager's compensation structure; and (iii) information regarding other accounts managed by the portfolio manager and potential conflicts of interest that might arise from the management of multiple accounts.

DISTRIBUTOR

         Nationwide Fund Distributors LLC ("NFD" or the "Distributor"), 1200 River Road, Suite 1000, Conshohocken, PA 19428 serves as underwriter for the Fund in the continuous distribution of its shares pursuant to an Underwriting Agreement as of May 1, 2007 (the "Underwriting Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue for an initial period of two years and from year to year thereafter for successive annual periods, if such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Fund, and
(ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. NFD is a wholly-owned subsidiary of NFS Distributors, Inc., which in turn is a wholly-owned subsidiary of NFS. The following entities or people are affiliates of the Trust and are also affiliates of NFD:

          Nationwide Fund Advisors
          Nationwide Fund Management LLC
          Nationwide SA Capital Trust
          Nationwide Life Insurance Company
          Nationwide Life and Annuity Insurance Company
          Nationwide Financial Services, Inc.
          Nationwide Corporation
          Nationwide Mutual Insurance Company
          Stephen T. Grugeon
          Dorothy Sanders
          Joseph Finelli
          Eric E. Miller

         In its capacity as Distributor, NFD solicits orders for the sale of Shares, advertises and pays the costs of distribution, advertising, office space and the personnel involved in such activities. NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge and 12b-1 fee, if any, imposed upon sales of Fund shares. NFD also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of Class C, and certain Class A shares.

DISTRIBUTION PLAN

         The Trust, with respect to shares of the Fund, has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act. The Plan permits the Fund to compensate NFD, as the Fund's principal underwriter, for expenses associated with the distribution of the Fund's Class A, Class C or Class R shares. Although actual distribution expenses may be more or less, the Fund, or the applicable class, as indicated below, pays NFD an annual fee under the Plan, regardless of expenses, in annual amount that will not exceed the following amounts:

                              AMOUNT

0.25% of the average daily net assets of the Fund's Class
A shares (distribution or service fee).

1.00% of the average daily net assets of the Fund's Class
C shares (0.25% service fee).

0.50% of the average daily net assets of the Fund's Class
R shares (0.25% of which may be either a distribution or services fee).

         As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 5, 1998 for the Nationwide Fund. The Plan may be amended from time to time by vote of a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. The Plan may be terminated as to the applicable shares of the Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class. Any change in the Plan that would materially increase the distribution cost to the applicable shareholders requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding applicable shares. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to the Fund must determine that there is a reasonable likelihood that the Plan will benefit the Fund and its Shareholders.

         The Board of Trustees of the Trust believes that the Plan is in the best interests of the Fund since it encourages Fund growth and maintenance of Fund assets. As the Fund grows in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.

         NFD has entered into, and will enter into, from time to time, agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of the Fund's shares including, but not limited to, those discussed above. NFD or an affiliate of NFD pays additional amounts from its own resources to dealers or other financial intermediaries, including its affiliate, NFS or its subsidiaries, for aid in distribution or for aid in providing administrative services to shareholders.

         NFD earned no distribution fees and made no expenditures under the Plan with respect to the Fund for the fiscal year ended October 31, 2007 because the Fund did not commence operations until the date of this SAI.

FUND ADMINISTRATION AND TRANSFER AGENCY SERVICES

         Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC ("NFM"), an indirect wholly-owned subsidiary of NFS, provides various administrative and accounting services, including daily valuation of the Fund's shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for the Fund. NFM is located at 1200 River Road, Suite 1000, Conshohocken,

Pennsylvania 19428. For the fund administration and transfer agency services, the Fund pays NFM a combined annual fee based on the Trust's average daily net assets according to the following schedule*:

                               ASSET LEVEL                             AGGREGATE TRUST FEE
                               -----------                             -------------------

                           $0 up to $1 billion                                0.26%
                       $1 billion up to $3 billion                            0.19%
                       $3 billion up to $4 billion                            0.15%
                       $4 billion up to $5 billion                            0.08%
                      $5 billion up to $10 billion                            0.05%
                      $10 billion up to $12 billion                           0.03%
                          $12 billion and more                                0.02%

* In addition to these fees, the Trust also pays for out-of-pocket expenses (including, but not limited to, the cost of pricing services that NFM utilizes and any networking fees paid as out-of-pocket expenses) reasonably incurred by NMF in providing services to the Trust.

NFM earned no fees under the Fund Administration and Transfer Agency Agreement with respect to the Fund for the fiscal year ended October 31, 2007, because the Fund did not commence operations until the date of this SAI.

SUB-ADMINISTRATION

         NFM has entered into a Services Agreement with Citi Fund Services, Inc. ("Citi") (formerly, BISYS Fund Services Ohio, Inc.), 3435 Stelzer Road, Columbus, Ohio 43219, effective November 1, 2001, to provide certain fund administration and transfer agency services for all the funds of the Trust. For these services, NFM pays Citi an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds of the Trust that Citi is providing such services for:

                                                                       AGGREGATE TRUST FEE
                             ASSET LEVEL                               AS A PERCENTAGE OF NET ASSETS
                             -----------                               -----------------------------

                           $0 up to $1 billion                                0.20%
                       $1 billion up to $3 billion                            0.15%
                       $3 billion up to $4 billion                            0.10%
                       $4 billion up to $5 billion                            0.05%
                      $5 billion up to $10 billion                            0.02%
                      $10 billion up to $12 billion                           0.01%
                          $12 billion and more                               0.005%

         Citi did not receive fees under the Services Agreement with respect to the Fund for the fiscal year ended October 31, 2007 since the Fund did not commence operations until the date of this SAI.

ADMINISTRATIVE SERVICES PLAN

         Under the terms of an Administrative Services Plan, the Trust is permitted to enter into Servicing Agreements with servicing organizations, such as broker-dealers and financial institutions, who agree to provide certain administrative support services in connection with the Class A and Class R shares of the Fund. Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging for bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; providing periodic statements showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts; transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

         As authorized by the particular Administrative Services Plan for the Fund, the Trust has entered into a Servicing Agreement for the Fund pursuant to which Nationwide Financial Services, Inc. ("NFS") has agreed to provide certain administrative support services in connection with the applicable Fund shares held beneficially by its customers. NFS is a majority owned subsidiary of Nationwide Corporation, and is the parent company of NFA, and the indirect parent company of NFD. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NFD) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class A and Class R shares of the Fund.

CUSTODIAN

         JPMorgan Chase Bank, 4 New York Plaza, New York, New York 10008, is the Custodian for the Trust and makes all receipts and disbursements under a Custodian Agreement. The Custodian performs no managerial or policy making functions for the Fund.

LEGAL COUNSEL

         Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust's legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Independent Registered Public Accounting Firm for the Trust.

                              BROKERAGE ALLOCATION

         NFA (or the subadviser) is responsible for decisions to buy and sell securities and other investments for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (E.G., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

         Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction (I.E., execution at the most favorable prices and in the most effective manner possible). "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Therefore, "best price-best execution" does not necessarily mean obtaining the best price alone but is evaluated in the context of all the execution services provided. NFA has complete freedom as to the markets in and the broker-dealers through which it seeks this result.

         Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the Adviser or the subadviser. In placing orders with such broker-dealers, the Adviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the Adviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the Adviser's normal research activities or expenses.

         There may be occasions when portfolio transactions for the Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the Adviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are affected only when the Adviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

         In purchasing and selling investments for the Fund, it is the policy of the Adviser and the subadviser to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the Adviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions.

         The Adviser or the subadviser may cause the Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to the Adviser are considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory agreement. The fees paid to the Adviser pursuant to its investment advisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the Adviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. The Adviser is prohibited from considering the broker-dealers sale of shares of the Fund, except as may be specifically permitted by law.

         Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

         For the fiscal year ended October 31, 2007, there were no soft dollar commissions paid with respect to the Fund since the Fund did not commence operations until the date of this SAI.

         No brokerage commissions were paid by the Fund for the fiscal year ended October 31, 2007 since the Fund did not commence operations until the date of this SAI. The Fund did not commence operations until the date of this SAI and consequently held no investments in securities of its regular broker-dealers during the fiscal year ended October 31, 2007.

         Under the 1940 Act, "affiliated persons" of the Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, the Fund may purchase securities from underwriting syndicates of which an affiliate, as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

         The Fund contemplates that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated broker/dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by the Fund to an "affiliated broker/dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions to be paid to an affiliated broker-dealer must, in its judgment, be
(1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker/dealer on comparable transactions for its most favored unaffiliated customers, except for accounts for which the affiliated broker/dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker/dealer considered by a majority of the independent trustees not to be comparable to the Fund. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

         All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

         The NAV per share of the Fund is determined once daily, as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4 P.M. Eastern Time) on each business day the Exchange is open for regular trading (and on such other days as the Board determines). However, to the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

         The Trust will not compute NAV for the Fund on customary national business holidays, including the following: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and other days when the New York Stock Exchange is closed.

         The Fund reserves the right to not determine NAV when: (i) the Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of the Fund's portfolio does not affect the Fund's net asset value.

         The offering price for orders placed before the close of the Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of a share of the Fund on which offering and redemption prices are based is the NAV of the Fund, divided by the number of shares outstanding, with the result adjusted to the nearer cent. The NAV of the Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). The NAV per share for a class is calculated by adding the value of all securities and other assets of the Fund allocable to the class, deducting liabilities allocable to the class, and dividing by the number of the class' shares outstanding. The Fund may reject any order to buy shares and may suspend the sale of shares at any time.

         Securities for which market quotations are readily available are values at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 P.M. Eastern
Time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades.

         Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be "short-term" and are valued at amortized cost which approximates market value. The pricing service activities and results are reviewed by an officer of the Trust.

         The pricing service activities and results are reviewed by an officer of the Trust. Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of NFA or designee, are valued at fair value under procedures approved by the Board of Trustees. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAVs.

         The Fund values foreign equity securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on its primary foreign securities market or exchange. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the Fund's net asset value. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

         The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                  ADDITIONAL INFORMATION ON PURCHASES AND SALES

WAIVER OF CLASS A SALES CHARGES

         You may qualify for a reduced Class A sales charge if you own or are purchasing shares of the Fund. You may also qualify for a waiver of the Class A sales charges. To receive the reduced or waived sales charge, you must inform Customer Service or your broker or other intermediary at the time of your purchase that you qualify for such a reduction or waiver. If you do not inform Customer service or your intermediary that you are eligible for a reduced or waived sales charge, you may not receive the discount or waiver that you are entitled to. You may have to produce evidence that you qualify for a reduced sales charge or waiver before you will receive it.

         The sales charge applicable to Class A shares may be waived for the following purchases due to the reduced marketing effort required by NFD:

(1) shares sold to other registered investment companies affiliated with Nationwide Funds Group,

(2)  shares sold:

     (a) to any pension, profit sharing, or other employee benefit plan for the employees of Nationwide Funds Group or NWD, any of its affiliated companies, or investment advisory clients and their affiliates;

     (b) to any endowment or non-profit organization;

     (c) 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, nonqualified deferred compensation plans and other retirement accounts;

     (d) to any life insurance company separate account registered as a unit investment trust;

     (e) to Trustees and retired Trustees of the Trust (including its predecessor Trusts);

     (f) to directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses (including domestic partners), children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, ("Immediate Relatives")), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of NFA and its affiliates;

     (g) to directors, officers, and full-time employees, their spouses (including domestic partners), children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance or Nationwide Financial companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.;

     (h) to any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;

 (3) Class A shares sold:

     (a) to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with the Distributor to waive sales charges for those persons;

     (b) to any directors, officers, full-time employees, sales representatives and their employees, their spouses (including domestic partners), children or Immediate Relatives, or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor;

     (c) to employer-sponsored retirement plans including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code;

     (d) to any person who previously owned Class R shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Equity Plus Fund.

REDUCTION OF SALES CHARGES

REDUCTION OF CLASS A SALES CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

o A LARGER INVESTMENT. The sales charge decreases as the amount of your investment increases.

o RIGHTS OF ACCUMULATION. You and members of your family who live at the same address can add the current value of your Class A, Class B and Class C investments in the Nationwide Funds (except shares of the Nationwide Money Market Fund), that you currently own or are currently purchasing to the value of your Class A purchase, possibly reducing the sales charge.
o INSURANCE PROCEEDS OR BENEFITS DISCOUNT PRIVILEGE. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you will pay one half of the published sales charge if you make your investment 60 days after receiving the proceeds.
o NO SALES CHARGE ON A REPURCHASE. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
o LETTER OF INTENT DISCOUNT. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares (excluding the Nationwide Money Market Fund) and your sales charge will be based on the total amount you intend to invest. You can also combine your purchase of Class C Shares to fulfill your Letter of Intent. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

CLASS A FINDER'S FEE AND CORRESPONDING CDSC

         There are no front-end sales charges for purchases of Class A shares of the Fund of $1 million or more. An investor may purchase $1 million or more of Class A shares in one or more of the Nationwide Funds and avoid the front-end sales charge. However, unless an investor is otherwise eligible to purchase Class A shares without a sales charge, the investor will pay a CDSC if he or she redeems such Class A shares within 18 months of the date of purchase. With respect to such purchases, the Distributor may pay dealers a finders' fee (as described below) on investments made in Class A shares with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer. For the selling dealer to be eligible for the finders' fee, the following requirements apply:

     o The purchase can be made in any combination of the Nationwide Funds. The amount of the finder's fee will be determined based on the particular combination of the Nationwide Funds purchased. The applicable finder's fee will be determined on a pro rata basis to the purchase of each particular Nationwide Fund.

     o The shareholder will be subject to a CDSC for shares redeemed in any redemption within the first 18 months of purchase (24 months for Nationwide Enhanced Income and Nationwide Short Duration Bond Funds).

         The CDSC will equal the amount of the finder's fee paid out to the dealer as described in the chart below. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Nationwide Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Nationwide Funds an investor made that were subject to the Class A CDSC.

AMOUNT OF FINDER'S FEE/CONTINGENT DEFERRED SALES CHARGE

------------------------------------------------------- --------------------------------------------------------
                    FUNDS PURCHASED                                       AMOUNT OF PURCHASE
------------------------------------------------------- ------------------- ------------------- ----------------
                                                           $1 MILLION TO       $4 MILLION TO      $25 MILLION
                                                            $3,999,999          $24,999,999         OR MORE
------------------------------------------------------- ------------------- ------------------- ----------------
Nationwide International Growth Fund, Nationwide               1.00%               0.50%              0.25%
Emerging Markets Fund, Nationwide Technology and
Communications Fund, Nationwide Global Financial
Services Fund, Nationwide Global Utilities Fund,
Nationwide Health Sciences Fund, Nationwide Hedged Core
Equity Fund, Nationwide Leaders Fund, Nationwide
Market Neutral Fund, Nationwide U.S. Growth Leaders,
Nationwide Worldwide Leaders Fund, Nationwide Mid Cap
Growth Leaders Fund, Nationwide Value Opportunities Fund,
Nationwide Micro Cap Equity Fund, Nationwide U.S. Growth
Leaders Long-Short Fund, Nationwide China Opportunities
Fund, Nationwide Natural Resources Fund, Nationwide
Small Cap Core Fund, Nationwide Small Cap Growth
Opportunities Fund, Nationwide Small Cap Leaders Fund,
Nationwide Optimal Allocations Funds, Nationwide U.S.
Small Cap Value Fund, Nationwide International Value
Fund, and Nationwide Value Fund
------------------------------------------------------- ------------------- ------------------- ----------------
Nationwide Fund, Nationwide Growth Fund, Nationwide            0.50%               0.50%              0.25%
Large Cap Value Fund, Nationwide Mid Cap Growth Fund,
and Nationwide Small Cap Fund
------------------------------------------------------- ------------------- ------------------- ----------------
Nationwide S&P 500 Index Fund, Nationwide Small Cap             None                None              None
Index Fund, Nationwide Mid Cap Market Index Fund,
Nationwide International Index Fund and Nationwide
Bond Index Fund
------------------------------------------------------- ------------------- ------------------- ----------------
Investor Destinations Funds                                    0.15%               0.10%              0.05%
------------------------------------------------------- ------------------- ------------------- ----------------
Nationwide Bond Fund, Nationwide Government Bond Fund          0.75%               0.50%              0.25%
and Nationwide Tax-Free Income Fund
------------------------------------------------------- ------------------- ------------------- ----------------
Nationwide Enhanced Income Fund and Nationwide Short           0.35%               0.25%              0.15%
Duration Bond Fund
------------------------------------------------------- ------------------- ------------------- ----------------
Nationwide Target Destination Funds                            0.50%               0.35%              0.15%
------------------------------------------------------- ------------------- ------------------- ----------------

------------------------------------------------------- --------------------------------------------------------
                    FUNDS PURCHASED                                       AMOUNT OF PURCHASE
------------------------------------------------------- --------------------------------------- ----------------
                                                                      $1 MILLION                  $25 MILLION
                                                                    TO $24,999,999                  OR MORE
------------------------------------------------------- --------------------------------------- ----------------
           NorthPointe Small Cap Growth Fund                             0.50%                       0.25%
------------------------------------------------------- --------------------------------------- ----------------

CDSC FOR CLASS C SHARES

         You will pay a CDSC of 1.00% if you sell your Class C shares within the first year after you purchased the shares. The Distributor compensates broker-dealers and financial intermediaries for sales of Class C shares from its own resources at the rate of 1.00% of sales of Class C shares.

OTHER DEALER COMPENSATION

         In addition to the dealer commissions and payments under its 12b-1 Plan, from time to time, NFA and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other of their own resources. NFA and/or its affiliates may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary's personnel, and other factors. The amount of these payments is determined by NFA.

         In addition to these payments described above, NFA or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary's personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan's named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, NFA or its affiliates may pay or allow other incentives or payments to intermediaries.

         The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include:

       o     the Distributor and other affiliates of NFA,
       o     broker-dealers,
       o     financial institutions, and
       o other financial intermediaries through which investors may purchase shares of a Fund.

         Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families.

CLASS R SHARES

         Class R shares generally are available only to 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with NFD to utilize Class R shares in certain investment products or programs. Class R shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Fund through omnibus accounts (either at the plan level or at the level of the financial services firm) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other retirement plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, one person Keogh plans, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

         A retirement plan's intermediaries can help determine which class is appropriate for that retirement plan. If a retirement plan qualifies to purchase other shares of the Fund, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan's intermediaries may receive different compensation depending upon which class is chosen.

REDEMPTIONS

         The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund. The Fund may also assess redemption fees on shares held less than 30 days, as set forth in the Fund's current prospectus. Those fees are 2.00% of the total redemption amount and are paid directly to the Fund to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. Certain intermediaries cannot assess and collect redemption fees from their accounts. To the extent redemption fees cannot be collected on particular transactions and excessive short-term trading occurs, the remaining shareholders bear the expense of such trading.

IN KIND REDEMPTIONS

         The Fund generally plans to redeem its shares for cash with the following exception. As described in the Prospectus, the Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, taking into account the best interests of all fund shareholders, to honor any redemption request by transferring some of the securities held by the Fund directly to you (an "in kind redemption").

         The Trust's Board of Trustees has adopted procedures for redemptions in-kind to affiliated persons of the Fund. Affiliated persons of the Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of the Fund owning 5% or more of the outstanding shares of the Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the distributing Fund's current net assets, and they are designed so that redemptions will not favor the affiliated shareholder to the detriment of any other shareholder. The procedures also require that the distributed securities be valued in the same manner as they are valued for purposes of computing the distributing Fund's net asset value and that neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in-kind selects, or influences the selection of, the distributed securities. Use of the redemption in-kind procedures will allow a Fund to avoid having to sell significant portfolio assets to raise cash to meet the shareholder's redemption request - thus limiting the potential adverse effect on the distributing Fund's net asset value.

MEDALLION SIGNATURE GUARANTEE

         A Medallion signature guarantee is required if: (1) your account address has changed within the last 15 calendar days; (2) the redemption check is made payable to anyone other than the registered shareholder; (3) the proceeds are sent to a bank account not previously designated or changed within the past 10 business days; (4) proceeds are mailed to an address other than the address of record; or (5) the redemption proceeds are being wired to bank for which instructions are currently not on your account. The Distributor reserves the right to require a Medallion signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, the Distributor reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A Medallion signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If the Distributor decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy. The Distributor, at its discretion, may waive the requirement for a signature guarantee.

ACCOUNTS WITH LOW BALANCES

         If the value of your account falls below $2,000 ($1,000 for IRA accounts) for any reason, including market fluctuation, you are generally subject to a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

         We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

                        SYSTEMATIC INVESTMENT STRATEGIES

         AUTOMATIC ASSET ACCUMULATION - This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. Once you have opened an account with at least $1,000, you can contribute to an Automatic Asset Accumulation plan for as little as $50 a month in the Fund.

         AUTOMATIC ASSET TRANSFER - This systematic investment plan allows you to transfer $25 or more to one Nationwide Fund from another Nationwide Fund systematically, monthly or quarterly, after fund minimums have been met. The money is transferred on the 25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved automatically from one Nationwide Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Nationwide Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. For transfers from the Prime Shares of the Nationwide Money Market Fund to the Fund, sales charges may apply if not already paid.

         AUTOMATIC WITHDRAWAL PLAN ($50 OR MORE) - You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, semi-annually or annually, to you (or anyone you designate) from your account for Class A and Class C shares. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Transfer Agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce and eventually deplete your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge. The $50 minimum is waived for required minimum distributions from individual retirement accounts.

NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential.

                               INVESTOR PRIVILEGES

         The Fund offers the following privileges to shareholders. Additional information may be obtained by calling NFD toll free at 800-848-0920.

         NO SALES CHARGE ON REINVESTMENTS - All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same class of the Fund or another specifically requested Nationwide Fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will be automatically reinvested in the form of additional shares.

         EXCHANGE PRIVILEGE - The exchange privilege is a convenient way to exchange shares from one Nationwide Fund to another Nationwide Fund in order to respond to changes in your goals or in market conditions. The registration of the account to which you are making an exchange must be exactly the same as that of the fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the fund being purchased. The exchange privilege may be limited due to excessive trading or market timing of fund shares.

EXCHANGES AMONG NATIONWIDE FUNDS

         Exchanges may be made among any of the Nationwide Funds within the same class of shares (except for any other Nationwide Fund not currently accepting purchase orders or Class X or Class Y shares of the Nationwide Fixed Income
Fund), as long as both accounts have the same owner, and your first purchase in a new fund meets the new fund's minimum investment requirement (and subject to the investor eligibility requirements for the Nationwide Short Duration Bond
Fund).

         Because Class R shares of the Nationwide Funds are held within retirement plans, exchange privileges among Class R shares of the Nationwide Funds may not be available unless the Class R shares that would be received upon exchange are also available within a plan. Please contact your retirement plan administrator for information on how to exchange Class R shares of a Nationwide Fund within your retirement plan.

         Generally, there is no sales charge for exchanges of Class B, Class C, Class R, Institutional Service Class or Institutional Class shares among the Nationwide Funds. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Nationwide Fund into which you are exchanging. If you exchange your Class A shares that are subject to a CDSC into another Nationwide Fund and then redeem those Class A shares within 18 months of the original purchase (24 months for Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund), the applicable CDSC will be the CDSC for the Fund. Exchanges into the Prime Shares of the Nationwide Money Market Fund are only permitted from Class A, Class C and Institutional Class shares of the Fund. If you exchange Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Nationwide Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Nationwide Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B, Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Nationwide Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class C (or certain Class A) shares, the time you held Class C (or certain Class A) shares prior to the initial exchange into the Nationwide Money Market Fund will be counted for purposes or calculating the CDSC. If you wish to purchase shares of a fund or class for which the exchange privilege does not apply, you will pay any applicable CDSC at the time you redeem your shares and pay any applicable front-end load on a new fund you are purchasing unless a sales charge waiver otherwise applies.

EXCHANGES MAY BE MADE FOUR CONVENIENT WAYS:

BY TELEPHONE

      AUTOMATED VOICE RESPONSE SYSTEM - You can automatically process exchanges by calling 800-848-0920, 24 hours a day, seven days a week. However, if you declined the option on the application, you will not have this automatic exchange privilege. This system also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear the Fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll free number by the Valuation Time to receive that day's closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time.

      CUSTOMER SERVICE LINE - By calling 800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the Valuation Time to receive that day's closing share price.

      The Fund may record all instructions to exchange shares. The Fund reserves the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.

      The Fund will employ the same procedure described under "Buying, Selling and Exchanging Fund Shares" in the Prospectus to confirm that the instructions are genuine.

      The Fund will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Fund will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be recorded. The Fund reserves the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

      BY MAIL OR FAX - Write to Nationwide Fund, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax (614) 428-3278. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are included. For example, if your account is registered "John Doe and Mary Doe", "Joint Tenants With Right of Survivorship,' then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter or fax is received. Fax requests received after the Valuation Time will be processed as of the next business day. The Fund reserves the right to require the original document if you use the fax method.

      BY ON-LINE ACCESS - Log on to our website www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all Nationwide Funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.

                                INVESTOR SERVICES

      AUTOMATED VOICE RESPONSE SYSTEM - Our toll free number 800-848-0920 will connect you 24 hours a day, seven days a week to the system. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.

      TOLL FREE INFORMATION AND ASSISTANCE - Customer service representatives are available to answer questions regarding the Fund and your account(s) between the hours of 8 a.m. and 9 p.m. Eastern Time (Monday through Friday). Call toll free: 800-848-0920 or contact us at our fax number 614-428-3278.

      RETIREMENT PLANS- Shares of the Fund may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Coverdell Education Savings Accounts, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 800-848-0920.

      SHAREHOLDER CONFIRMATIONS - You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions, or IRAs. Instead, these will appear on your next consolidated statement.

      CONSOLIDATED STATEMENTS - Shareholders of the Fund receive quarterly statements as of the end of March, June, September and December. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.

      For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Nationwide Funds. Your accounts are consolidated by Social Security number and zip code. Accounts in your household under other Social Security numbers may be added to your statement at your request. Depending on which funds you own, your consolidated statement will be sent either monthly or quarterly. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your funds will be sent after year-end.

      AVERAGE COST STATEMENT - This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

      Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax adviser on the other methods available. The average cost information will not be provided to the IRS. If you have any questions, contact one of our service representatives at 800-848-0920.

      SHAREHOLDER REPORTS - All shareholders will receive reports semi-annually detailing the financial operations of the Fund.

      PROSPECTUSES - An updated prospectus will be mailed to you at least annually.

      UNDELIVERABLE MAIL - If mail from the Fund to a shareholder is returned as undeliverable on two or more consecutive occasions, the Fund will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. With respect to any redemption checks or dividend/capital gain distribution checks that are returned as undeliverable or not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and any future distributions in shares of the Fund at the then-current net asset value of the Fund until the Fund receives further instructions from the shareholder.

                             PERFORMANCE ADVERTISING

         The Fund may use past performance in advertisements, sales literature, and its Prospectus, including calculations of average annual total return as described below.

TOTAL RETURN

         The Fund may from time to time advertise historical performance, subject to Rule 482 under the Securities Act, or Rule 34b-1 under the 1940 Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         All performance advertisements shall include average annual total return quotations for the most recent one-, five-, and ten-year periods (or life, if the Fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one-, five-, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of the Fund represents an equal proportionate interest in the Fund with each other share. The Trust reserves the right to create and issue a number of different funds. Shares of the Fund would participate equally in the earnings, dividends, and assets of those particular funds. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Trust is currently authorized to offer shares of beneficial interest, without par value, in 62 series. With respect to the Fund, the Trust is authorized to offer the following share classes: Class A, Class C, Class R, and Institutional Class.

         You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of the Fund, shares of the same class will share pro rata in the distribution of the net assets of the Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this SAI and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

      Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of investment objectives, policies and restrictions or the approval of an Investment Advisory Agreement, the right to vote is limited to the holders of shares of the particular fund affected by the proposal. In addition, holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

         To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the SEC that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

SHAREHOLDER INQUIRIES

         All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this SAI.

                       ADDITIONAL GENERAL TAX INFORMATION

BUYING A DIVIDEND

         If you invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution, and you will in effect receive some of your investment back, but in the form of a taxable distribution.

MULTI-CLASSES

         The Fund calculates dividends and capital gain distributions in the same manner for each class. The amount of any dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) and administrative services fees applicable to each class.

DISTRIBUTIONS OF NET INVESTMENT INCOME

         The Fund receives income generally in the form of dividends and interest on its investments in portfolio securities. This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met. See the discussion below under the heading, "Qualified Dividend Income for Individuals."

DISTRIBUTIONS OF CAPITAL GAINS

         The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

RETURNS OF CAPITAL

         If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

INVESTMENT IN FOREIGN SECURITIES

         EFFECT OF FOREIGN WITHHOLDING TAXES. The Fund is permitted to invest in foreign securities as described above. Accordingly, the Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's distributions paid to you.

         EFFECT OF FOREIGN DEBT INVESTMENTS ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by the Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

         PFIC SECURITIES. The Fund may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies ("PFICs"). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund's fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. In addition, if the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax ( the effect of which might be mitigated by making a mark-to-market election in the year prior to sale) on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS

         The Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders, the Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

         The Fund has elected, or intends to elect, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code") and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally is not subject to entity level federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to distribute the Fund's net long-term capital gain or not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, the Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If the Fund fails to qualify as a regulated investment company, the Fund would be subject to federal and state corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of such Fund's earnings and profits.

         In order to qualify as a regulated investment company for federal income tax purposes, the Fund must meet certain asset diversification, income and distribution specific requirements, including:

         (i) The Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets or 10% of the outstanding voting securities of the issuer;

         (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

         (iii) The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

EXCISE TAX DISTRIBUTION REQUIREMENTS

         As a regulated investment company, the Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund's fiscal year end as follows:

         REQUIRED DISTRIBUTIONS. To avoid a 4% federal excise tax, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

SALES, EXCHANGES AND REDEMPTION OF FUND SHARES

         Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

         REDEMPTIONS AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

         WASH SALES. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

         DEFERRAL OF BASIS -- CLASS A SHARES ONLY. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

         IF:

         o In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
         o You sell some or all of your original shares within 90 days of their purchase, and
         o You reinvest the sales proceeds in the Fund or in another Nationwide Fund, and the sales charge that would otherwise apply is reduced or eliminated;

         THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

U.S. GOVERNMENT SECURITIES.

         Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA) or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS

         For individual shareholders, a portion of the dividends paid by the Fund may be qualified dividend income, which is eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by the Fund out of dividends earned on the Fund's investment in stocks of domestic corporations and qualified foreign corporations.

         Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

         While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

         After the close of its fiscal year, the Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Fund's income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

         For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation.

         The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

INVESTMENT IN COMPLEX SECURITIES

         The Fund may invest in complex securities that could be subject to numerous special and complex tax rules. These rules could accelerate the recognition of income by the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax. These rules could also affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing or character of the income distributed to you by the Fund. For example:

         DERIVATIVES. The Fund is permitted to invest in certain options, futures, forwards or foreign currency contracts. If the Fund makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these provisions, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

         OPTIONS AND SECURITIES LENDING TRANSACTIONS. The Fund's entry into an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position. Additionally, the Fund's entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

         TAX STRADDLES. The Fund's investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes.

         CONVERTIBLE DEBT. Convertible debt is ordinarily treated as a "single property" consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

         SECURITIES PURCHASED AT DISCOUNT. The Fund is permitted to invest in securities issued or purchased at a discount such as zero coupon, deferred interest or payment-in-kind (PIK) bonds that could require it to accrue and distribute income not yet received. If it invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

         INVESTMENT IN TAXABLE MORTGAGE POOLS (EXCESS INCLUSION INCOME). Real estate investment trusts ("REITs") in which the Fund invests (if any) may hold residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits ("REMICs") and/or may enter into transactions that result in a portion of the REIT's assets qualifying as a "taxable mortgage pool" for U.S. federal income tax purposes. Also, the Fund may make direct investments in REMIC residual interests. The portion of the Fund's income received from REMIC residual interests, either directly or through an investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as "excess inclusion income") generally is required to be allocated by the Fund to the Fund's shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.

         Under these rules, the Fund will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by "disqualified organizations," which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on unrelated business taxable income ("UBTI"). To the extent that Fund shares owned by "disqualified organizations" are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Fund's excess inclusion income allocable to Fund shares held by the broker/dealer or other nominee on behalf of the "disqualified organizations." The Fund expects that disqualified organizations own their shares. Because this tax is imposed at the Fund level, all shareholders, including shareholders that are not disqualified organizations, will bear a portion of the tax cost associated with the Fund's receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, a regulated investment company such as the Fund is permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

         In addition, with respect to Fund shareholders who are not nominees, for Fund taxable years beginning on or after January 1, 2007, the Fund must report excess inclusion income to shareholders in two cases:

      o If the excess inclusion income received by the Fund from all sources exceeds 1% of the Fund's gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and

      o If the Fund receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Fund's taxable year exceeded 3% of the REIT's total dividends, the Fund must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.

      Under these rules, the taxable income of any Fund shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a "disqualified organization," then this income is fully taxable as UBTI under the Code. Charitable remainder trusts do not incur UBTI by receiving excess inclusion income from the Fund. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder's allocable share of the Fund's excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Fund's income may be considered excess inclusion income.

         Compliance with these requirements will require the Fund to obtain significant cooperation from the REITs in which it invests.

         INVESTMENTS IN SECURITIES OF UNCERTAIN TAX CHARACTER. The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

BACKUP WITHHOLDING

         By law, the Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

      o provide your correct social security or taxpayer identification number,
      o certify that this number is correct,
      o certify that you are not subject to backup withholding, and
      o certify that you are a U.S. person (including a U.S. resident alien).

         The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the "Non-U.S. Investors" heading below.

NON-U.S. INVESTORS

         Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

         IN GENERAL. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

         CAPITAL GAIN DIVIDENDS & SHORT-TERM CAPITAL GAIN DIVIDENDS. In general, capital gain dividends designated by the Fund and paid from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

         INTEREST-RELATED DIVIDENDS. Interest-related dividends designated by the Fund and paid from qualified net interest income are not subject to U.S. withholding tax. "Qualified interest income" includes, in general, U.S. source

(1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by the Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Fund's qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor's only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

         FURTHER LIMITATIONS ON TAX REPORTING FOR INTEREST-RELATED DIVIDENDS AND SHORT-TERM CAPITAL GAIN DIVIDENDS FOR NON-U.S. INVESTORS; SUNSET RULE. It may not be practical in every case for the Fund to designate, and the Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund's designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by the Fund is effective for dividends paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

         INVESTMENT IN U.S. REAL PROPERTY. The Fund may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment Trusts (REITs). The sale of a U.S. real property interest (USRPI) by a REIT in which the Fund invests may trigger special tax consequences to the Fund's non-U.S. shareholders.

         The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC), such as the Fund, from a REIT as follows:

         o The RIC is classified as a qualified investment entity. A RIC is classified as a "qualified investment entity" with respect to a distribution to a non-US person which is attributable directly or indirectly to a distribution from a REIT if, in general, more than 50% of the RIC's assets consists of interests in REITs and U.S. real property holding corporations; and
         o You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
         o If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.
         o In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

         Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly in U.S. real property interests, it expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

         NET INVESTMENT INCOME FROM DIVIDENDS ON STOCK AND FOREIGN SOURCE INTEREST INCOME CONTINUE TO BE SUBJECT TO WITHHOLDING TAX; EFFECTIVELY CONNECTED INCOME. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

         U.S. ESTATE TAX. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent's estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent's U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of the Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

         U.S TAX CERTIFICATION RULES. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

         THIS DISCUSSION OF "ADDITIONAL GENERAL TAX INFORMATION" IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE AND DOES NOT PURPORT TO DEAL WITH ALL FEDERAL TAX CONSEQUENCES APPLICABLE TO ALL CATEGORIES OF INVESTORS, SOME OF WHICH MAY BE SUBJECT TO SPECIAL RULES. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR REGARDING YOUR PARTICULAR CIRCUMSTANCES BEFORE MAKING AN INVESTMENT IN THE FUND.

                               MAJOR SHAREHOLDERS

         Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, each located at One Nationwide Plaza, Columbus, Ohio 43215 and Nationwide Life Insurance Company of America ("NLICA"), located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312, are wholly-owned by Nationwide Financial Services, Inc. ("NFS"). Nationwide Life and Annuity Insurance Company of America, located at 300 Continental Drive, Newark, Delaware 19713, is wholly-owned by NLICA. NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

                              FINANCIAL STATEMENTS

         A copy of the Fund's annual report may be obtained without charge upon request by writing the Fund or by calling toll free 800-848-0920. As the Fund is new, the first annual report will be available on or about December 31, 2008.

                                   APPENDIX A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         2.       Nature of and provisions of the obligation.

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE

AAA - Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated `BB', `B', `CCC', `CC' and `C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. `BB' indicates the least degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated `BB' is less vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated `B' has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt rated `CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated `CC' typically is currently highly vulnerable to nonpayment.

C - Debt rated `C' signifies that a bankruptcy petition has been filed, but debt service payments are continued.

D - Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts from Moody's description of state and municipal note ratings:

MIG-1-- Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2-- Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3-- Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

                            FITCH, INC. BOND RATINGS

Fitch, Inc. ("Fitch") investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered investment grade and representing the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA Bonds considered investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A Bonds considered investment grade and representing a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB Bonds considered to be in the lowest investment grade and indicating that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB Bonds considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Bonds considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C     Bonds are considered a high default risk. Default is
                  a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' rating signals imminent default.

DDD, DD and D     Bonds are in default. Such bonds are not meeting
                  current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved and `D' represents the lowest potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from `A-1' for the highest quality obligations to `D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated `B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated `D' is in payment default. the `D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

         The following criteria will be used in making the assessment:

         1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

         2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3              Speculative capacity to pay principal and interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

                              MOODY'S NOTE RATINGS

MIG 1/VMIG 1      This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2      This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3      This designation denotes favorable quality. All security
                  elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4      This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                                   APPENDIX B

                        PROXY VOTING GUIDELINES SUMMARIES

NATIONWIDE FUND ADVISORS

SUMMARY OF PROXY VOTING GUIDELINES

GENERAL
-------

         The Board of Trustees of Nationwide Mutual Fund and Nationwide Variable Insurance Trust (the "Fund") has approved the continued delegation of the authority to vote proxies relating to the securities held in the portfolios of the Fund to the Fund's investment adviser or sub-adviser, as the case may be, after the Board reviewed and considered the proxy voting policies and procedures used by each of the investment advisers and sub-advisers of the Fund, some of which advisers and sub-advisers use an independent service provider, as described below.

         Nationwide Fund Advisors ("NFA" or the "Adviser"), is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the "SEC") pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). NFA currently provides investment advisory services to registered investment companies (hereinafter referred to collectively as "Clients").

         Voting proxies that are received in connection with underlying portfolio securities held by Clients is an important element of the portfolio management services that NFA performs for Clients. NFA's goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of Clients; and (ii) that avoid the influence of conflicts of interest. To implement this goal, NFA has adopted proxy voting guidelines (the "Proxy Voting Guidelines") to assist it in making proxy voting decisions and in developing procedures for effecting those decisions. The Proxy Voting Guidelines are designed to ensure that where NFA has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

         The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

         The proxy voting records of the Fund are available to shareholders on the Trust's website, www.nationwidefunds.com, and the SEC's website.

HOW PROXIES ARE VOTED
---------------------

         NFA has delegated to Institutional Shareholder Services ("ISS"), an independent service provider, the administration of proxy voting for Client portfolio securities directly managed by NFA. ISS, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. A committee of NFA personnel has reviewed, and will continue to review annually, the relationship with ISS and the quality and effectiveness of the various services provided by ISS.

         Specifically, ISS assists NFA in the proxy voting and corporate governance oversight process by developing and updating the "ISS Proxy Voting Guidelines," which are incorporated into the Proxy Voting Guidelines, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. NFA's decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight by NFA, generally will result in proxy voting decisions which serve the best economic interests of Clients. NFA has reviewed, analyzed, and determined that the ISS Proxy Voting Guidelines are consistent with the views of NFA on the various types of proxy proposals. When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation: (i) ISS will notify NFA; and (ii) NFA will use its best judgment in voting proxies on behalf of the Clients. A summary of the ISS Proxy Voting Guidelines is set forth below.

CONFLICTS OF INTEREST
---------------------

         NFA does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined ISS Proxy Voting Guidelines, NFA generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of Clients do not reflect any conflict of interest. Nevertheless, the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.

         The Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of NFA (or between a Client and those of any of NFA's affiliates, including Nationwide Fund Distributors LLC and Nationwide), then the proxy should be voted strictly in conformity with the recommendation of ISS. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of ISS must be reported to the chief counsel for NFA. The chief counsel for NFA then will provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If NFA then casts a proxy vote that deviates from an ISS recommendation, the affected Client (or other appropriate Client authority) will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED
---------------------------------------------------

         NFA, through ISS, shall attempt to process every vote for all domestic and foreign proxies that they receive; however, there may be cases in which NFA will not process a proxy because it is impractical or too expensive to do so. For example, NFA will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when NFA has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, NFA generally will not seek to recall the securities on loan for the purpose of voting the securities.

DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS
---------------------------------------------------

         For any Fund, or portion of the Fund that is directly managed by a sub-adviser, the Trustees of the Fund and NFA have delegated proxy voting authority to that sub-adviser. Each sub-adviser has provided its proxy voting policies to the Board of Trustees of the Fund and NFA for their respective review and these proxy voting policies are described below. Each sub-adviser is required (1) to represent quarterly to NFA that all proxies of the Fund(s) advised by the sub-adviser were voted in accordance with the sub-adviser's proxy voting policies as provided to NFA and (2) to confirm that there have been no material changes to the sub-adviser's proxy voting policies.

2008 ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of the proxy voting policy guidelines for 2008.

1.       AUDITORS

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:

     o   Tenure of the audit firm

     o Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price

     o   Length of the rotation period advocated in the proposal

     o   Significant audit-related issues

     o   Number of audit committee meetings held each year

     o   Number of financial experts serving on the committee

2.       BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:

     o Insiders and affiliated outsiders on boards that are not at least majority independent

     o Directors who sit on more than six boards, or on more than two public boards in addition to their own if they are CEOs of public companies

     o Directors who adopt a poison pill without shareholder approval since the company's last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption

     o Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)

     o Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless there are compelling reasons to recommend against the proposal such as the company has a strong countervailing governance structure, including a lead director, public disclosure of comparison of duties of lead director and chairman; public disclosure of explanation why company chooses not to give the position of chairman to the independent lead director and instead combine the chairman and CEO positions, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers nor have any problematic governance issue.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the ISS definition of independence.

OPEN ACCESS (SHAREHOLDER RESOLUTION)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3. SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.
Vote FOR proposals to restore or permit cumulative voting unless the company meets specific criteria.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management. Vote FOR management proposals to adopt confidential voting.

4.       PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), background to the proxy contest, stock ownership positions, likelihood that the proposed goals and objectives can be achieved and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.       POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification or redeem it unless the company has a shareholder approved poison pill in place or the company has adopted a policy concerning the adoption of a pill in the future. Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

6.       MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the valuation, market reaction, conflicts of interest, governance, strategic rationale, and the negotiations and process.

7.       REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefit, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.       CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

     o It is intended for financing purposes with minimal or no dilution to current shareholders;

     o It is not designed to preserve the voting power of an insider or significant shareholder.

9.       EXECUTIVE AND DIRECTOR COMPENSATION

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost in unreasonable (exceeds the allowable cap). Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:

     o The plan expressly permits repricing of underwater options without shareholder approval; or

     o There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on; or

     o The company's most recent three-year burn rate is excessive and is an outlier within its peer group.

     o   The plan is a vehicle for poor pay practices.

A company that has triggered the burn rate policy may avoid an AGAINST vote recommendation, if it commits to meet the industry average burn rate plus one standard deviation over the next three years. The above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate improved performance. To demonstrate improved performance, committee members should review all components of a CEO's compensation and prepare a tally sheet with dollar amounts under various payout scenarios. The committee should also have the sole authority to hire and fire outside compensation consultants.

DIRECTOR COMPENSATION

Before recommending a vote FOR a director equity plan, ISS will review the company's proxy statement for the following qualitative features:

     o Stock ownership guidelines (a minimum of three times the annual cash retainer)

     o Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)

     o   Balanced mix between cash and equity

     o Non-employee directors should not receive retirement benefits/perquisites

     o   Detailed disclosure of cash and equity compensation for each director

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     o   Historic trading patterns

     o   Rationale for the repricing

     o   Value-for-value exchange

     o   Option vesting

     o   Term of the option

     o   Exercise price

     o   Participation

     o   Treatment of surrendered options

QUALIFIED EMPLOYEE STOCK PURCHASE PLANS

Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis. Vote FOR qualified employee stock purchase plans where all of the following apply:

     o   Purchase price is at least 85 percent of fair market value

     o   Offering period is 27 months or less, and

     o   Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST qualified employee stock purchase plans where any of the opposite conditions occur.

NONQUALIFIED EMPLOYEE STOCK PURCHASE PLANS

Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis. Vote FOR nonqualified plans with all the following features:

     o   Broad-based participation

     o Limits on employee contribution (a fixed dollar amount or a percentage of base salary)

     o Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value

     o No discount on the stock price on the date of purchase since there is a company matching contribution

Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.

SHAREHOLDER PROPOSALS ON COMPENSATION

Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:

     o Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.

     o Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

10.      SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including animal rights, consumer issues, climate change and environment, general corporate issues, international issues, labor issues, human rights, diversity, and sustainability.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:

     o   FOR proposals for the company to amend its Equal Employment Opportunity
         (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.

     o AGAINST resolutions asking that restaurants and food retail companies adopt voluntary labeling of genetically engineered (GE) ingredients or asking them to label until a phase out of such GE ingredients has been completed.

     o CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations.

DIAMOND HILL CAPITAL MANAGEMENT

PROXY VOTING GUIDELINES

As a client of Diamond Hill Capital Management, the Fund can retain the right to vote on shareholder proposals concerning stocks that we have bought on the Fund's behalf. This is a perfectly reasonable request and we will not be offended if the Fund chooses to vote the shares itself. In this situation, we would encourage the Fund to exercise its right by conscientiously voting all the shares it owns.

Our recommendation, however, is that the Fund delegate the responsibility of voting on shareholder matters to us. We will transmit instructions (either by e-mail, phone, or regular mail) on how to vote on corporate matters via a PROXY, which grants an agent the authority to vote stock. Many clients recognize that good corporate governance and good investment decisions are complementary. Often, the investment manager is uniquely positioned to judge what is in the client's best economic interest regarding shareholder proposals. Additionally, we can vote in accordance with the Fund's wishes on any individual issue or shareholder proposal. For example, the Fund may want us to vote FOR any proposal recommending a company adopt a particular social policy. Personally, we might believe that implementation of this proposal will diminish shareholder value, but the vote will be made in the manner the Fund directs. After all, the shares belong to the Fund. We believe the Fund is entitled to a statement of our principles and an articulation of our process when we make investment decisions on its behalf. Similarly, we believe the Fund is entitled to an explanation of our voting principles. Both ultimately affect the Fund economically, so there should not be inconsistencies in how we communicate each.

PROXY VOTING PRINCIPLES

     1)  WE RECOGNIZE THAT THE RIGHT TO VOTE A PROXY HAS ECONOMIC VALUE.

         All else equal, a share with voting rights is worth more than a share of the same company without voting rights. (Sometimes, investors may observe a company with both a voting class and a non-voting class in which the non-voting class sells at a higher price than the voting, the exact opposite of the expected result described above; typically, this can be attributed to the voting class being relatively illiquid). Thus, when the Fund buys a share of voting stock, part of the purchase price is for the right to vote in matters concerning the company. If the Fund does not exercise that right, the Fund paid more for that stock than it should have. As a result, when given the authority, we will vote all shares that our clients are entitled to vote.

     2) WE RECOGNIZE THAT WE INCUR ADDITIONAL FIDUCIARY RESPONSIBILITY BY ASSUMING THIS PROXY VOTING RIGHT. In general, acting as a fiduciary when dealing with the assets of others means being held to a higher than ordinary standard in each of the following aspects:

         LOYALTY- We will act only in the best interest of the client. Furthermore, the duty of loyalty extends to the avoidance of conflicts of interest and self-dealing. In regard to proxy voting, several conflicts of interest could arise. For example, an investment manager could manage money for a plan sponsor and also own that company's securities in investment portfolios. The potential for conflict of interest is imminent since the investment manager now has a vested interest to acquiesce to company management's recommendations, which may not be in the best interests of shareholders. Another possible scenario deals with an investment manager who has a strong personal belief in a social cause and feels obligated to vote in this manner, which may not be best for the shareholders. We will disclose to clients situations in which there is the potential for conflict and accept guidance on how to proceed in these matters.

         CARE- We will carefully analyze the issue at hand and bring all the skills, knowledge, and insights a professional in the field is expected to have in order to cast an informed vote.

         PRUDENCE- We will make the preservation of assets and the earning of a reasonable return on those assets primary and secondary objectives as a fiduciary.

         IMPARTIALITY- We will treat all clients fairly. Unless directed otherwise, we will vote all client accounts holding a particular security the same.

         DISCRETION- We will keep client information confidential. We will maintain records documenting how proxies were voted and the reasons we felt the votes made were in the client's best interests. We will provide this information to a client upon request. Information concerning client-specific requests is strictly between the advisor and the client.

     3) WE BELIEVE THAT A CORPORATION EXISTS TO MAXIMIZE THE VALUE OF SHAREHOLDERS. Absent a specific client directive, we will always vote in the manner (to the extent that it can be determined) that we believe will maximize the share price, and thus shareholder value, in the long-term.

     4) WE BELIEVE CONSCIENTIOUS PROXY VOTING CAN RESULT IN BETTER INVESTMENT PERFORMANCE. The presence of an owner-oriented management is a major consideration in many of our investment decisions. As a result, we typically would not expect to find ourselves at odds with management recommendations on major issues. Furthermore, we do not anticipate entering a position intending to be shareholder activists. Yet, cases will arise in which we feel the current management or management's current strategy is unlikely to result in the maximization of shareholder value. So why would we own the stock? One reason might be that the stock price is at such a significant discount to intrinsic value that the share price need not be "maximized" for us to realize an attractive return. Another reason may be that we believe management will soon face reality and alter company strategy when it becomes apparent that a new strategy is more appropriate. Additionally, we may disagree with management on a specific issue while still holding admiration for a company, its management, or its corporate governance in general. At any rate, we hope it is evident that following the "Wall Street Rule" (which can be paraphrased as "If you don't like management or its strategy, sell the stock") is not acceptable in many circumstances.

         We believe there is relevant and material investment information contained in the proxy statement. Close attention to this document may reveal insights into management motives, aid in developing quantifiable or objective measures of how a company has managed its resources over a period of time, and, perhaps most importantly, speak volumes about a "corporate culture".

GENERAL SHAREHOLDER ISSUES
--------------------------

Each proposal put to a shareholder vote is different. As a result, each must be considered on a case-by-case basis. However, there are several issues that recur frequently in U.S. public companies. Below are brief descriptions of various issues. Please note that this list is not meant to be all-inclusive. Diamond Hill Capital Management's position regarding various issues is also included. In the absence of exceptional circumstances, we GENERALLY will vote in this manner on such proposals. Sources for some of these discussions include the Institutional Shareholder Services, Inc. Proxy Voting Manual and the California Public Employees Retirement System (CALPERS) Domestic Proxy Voting Guidelines.

I.       Corporate Governance Provisions

         A. Board of Directors

         The election of the Board of Directors (BOD) is frequently viewed as a "routine item". Yet, in many ways the election of the BOD is the most important issue that comes before shareholders. Inherent conflicts of interest can exist between shareholders (the owners of the company) and management (who run the company). At many companies, plans have been implemented attempting to better align the interests of shareholders and management, including stock ownership requirements and additional compensation systems based on stock performance. Yet, seldom do these perfectly align shareholder and management interests and eliminate agency costs. An INDEPENDENT BOD serves the role of oversight for shareholders. For this reason, we strongly prefer that the majority of the BOD be comprised of independent (also referred to as outside or non-affiliated) directors. Furthermore, we also strongly prefer that key committees including the audit and compensation committees be comprised entirely of outside directors.

              1.  CUMULATIVE VOTING:

         Cumulative voting allows the shareholders to distribute the total number of votes they have in any manner they wish when electing directors. In some cases, this may allow a shareholder to elect a minority representative to the corporate board, thus ensuring representation for all sizes of shareholders. Cumulative voting may also allow a dissident shareholder to obtain representation on the board of directors in a proxy contest.

         To illustrate the difference between cumulative voting and straight voting, consider the R. Dillon Corporation. There are 100 total shares outstanding; Zox owns 51 and Schindler owns 49. Three directors are to be elected. Under the straight voting method, each shareholder is entitled to one vote per share and each vacant director's position is voted on separately. Thus, Zox could elect ALL the directors since he would vote his 51 shares for his choice on each separately elected director. Under the cumulative voting method, each shareholder has a total number of votes equal to the number of share owned times the number of directors to be elected. Thus, Zox has 153 votes (51 X 3 =
         153) and Schindler has 147 votes. The election of all board members then takes place simultaneously, with the top three vote recipients being elected. Shareholders may group all their votes for one candidate. Thus, Schindler could vote all 147 of his votes for one candidate. This will ensure that Schindler is able to elect at least one director to the board since his candidate is guaranteed to be one of the top three vote recipients.

         Since cumulative voting subjects management to the disciplinary effects of outside shareholder involvement, it should encourage management to maximize shareholder value and promote management accountability. Thus, we will vote FOR proposals seeking to permit cumulative voting.

              2.  ELECTION OF DIRECTORS (ABSENTEEISM)

         Customarily, schedules for regular board and committee meetings are made well in advance. A person accepting a nomination for a directorship should be prepared to attend meetings. A pattern of high absenteeism (less than 75% attendance) raises sufficient doubt about that director's ability to effectively represent shareholder interests and contribute experience and guidance to the company. While valid excuses for absences (such as illness) are possible, these are not the norm. Schedule conflicts are not an acceptable reason for absenteeism since it suggests a lack of commitment or an inability to devote sufficient time to make a noteworthy contribution. Thus, we will WITHHOLD our vote for any director with a pattern of high absenteeism (attended less than 75% of meetings without a valid reason).

         3.       CLASSIFIED BOARDS

         A classified BOD separates directors into more than one class, with only a portion of the full board of directors standing for election each year. For example, if the R. Dillon Corporation has nine directors on its board and divides them into three classes, each member will be elected for a term of three years with elections staggered so that only one of the three classes stands for election in a given year. A non-classified board requires all directors to stand for election every year and serve a one-year term.

         Proponents of classified boards argue that by staggering the election of directors, a certain level of continuity and stability is maintained. However, a classified board makes it more difficult for shareholders to change control of the board. A classified board can delay a takeover advantageous to shareholders yet opposed by management or prevent bidders from approaching a target company if the acquirer fears having to wait more than one year before gaining majority control.

         We will vote FOR proposals seeking to declassify the BOD and AGAINST proposals to classify the BOD.

         4.       INSIDE VERSUS INDEPENDENT (OR NON-AFFILIATED) DIRECTORS

         We will vote FOR shareholder proposals asking that boards be comprised of a majority of independent directors.

         We will vote FOR shareholder proposals seeking board audit, compensation and nominating committees be comprised exclusively of independent directors.

         We will WITHHOLD votes for directors who may have an inherent conflict of interest due to receipt of consulting fees from a corporation (affiliated outsiders) if the fees are significant or represent a significant percent of the director's income.

         B.       CONFIDENTIAL VOTING

         In a system of confidential voting, individual shareholder's votes are kept confidential. Management and shareholders are only told the vote total. This eliminates the pressure placed on investors to vote with management, especially in cases when a shareholder would desire a business relationship with management. We will vote FOR proposals seeking confidential voting.

         C.       SUPERMAJORITY VOTES

         Most state corporation laws require that mergers, acquisitions, and amendments to the corporate bylaws or charter be approved by a simple majority of the outstanding shares. A company may, however, set a higher requirement for certain corporate actions. We believe simple majority should be enough to approve mergers and other business combinations, amend corporate governance provisions, and enforce other issues relevant to all shareholders. Requiring a supermajority vote entrenches management and weakens the governance ability of shareholders. We will vote AGAINST management proposals to require a supermajority vote to enact these changes. In addition, we will vote FOR shareholder proposals seeking to lower supermajority vote requirements.

         D.       SHAREHOLDER RIGHTS PLANS (POISON PILLS)

         Shareholder rights plans are corporate-sponsored financial devices designed with provisions that, when triggered, generally result in either: (1) dilution of the acquirer's equity holdings in the target company; (2) dilution of the acquirer's voting rights in the target company; or (3) dilution of the acquirer's equity interest in the post merger company. This is typically accomplished by distributing share rights to existing shareholders that allow the purchase of stock at a fixed price should a takeover attempt occur.

         Proponents of shareholder rights plans argue that they benefit shareholders by forcing potential acquirers to negotiate with the target company's board, thus protecting shareholders from unfair coercive offers and often leading to higher premiums in the event of a purchase. Obviously, this argument relies on the assumption of board independence and integrity. Opponents claim that these plans merely lead to the entrenchment of management and discourage legitimate tender offers by making them prohibitively expensive.

         We will evaluate these proposals on a case-by-case basis. However, we generally will vote AGAINST proposals seeking to ratify a poison pill in which the expiration of the plan (sunset provision) is unusually long, the plan does not allow for the poison pill to be redeemed in the face of a bona fide offer, or the existing management has a history of not allowing shareholders to consider legitimate offers. Similarly, we generally will vote FOR the redemption of a poison pill where these conditions exist.

         We will vote FOR proposals requiring shareholder rights plans be submitted to shareholder vote.

II.      COMPENSATION PLANS

         Management is an immensely important factor in the performance of a corporation. Management can either create or destroy shareholder value depending on the success it has both operating the business and allocating capital. Well-designed compensation plans can prove essential in setting the right incentives to enhance the probability that both operations and capital allocation are conducted in a rational manner. Ill-designed compensation plans work to the detriment of shareholders in several ways. First, there may be outsized compensation for mediocre (or worse) performance, directly reducing the resources available to the company. Secondly, misguided incentives could cloud business judgment. Given the variations in compensation plans, most of these issues must be considered on a case-by-vase basis.

         A.       NON-EMPLOYEE DIRECTORS

         As directors take a more active role in corporate governance, compensation is becoming more performance based. In general, stock-based compensation will better tie the interests of directors and shareholders than cash-based compensation. The goal is to have directors own enough stock (directly or in the form of a stock derivative) that when faced with a situation in which the interests of shareholders and management differ, rational directors will have incentive to act on behalf of shareholders. However, if the stock compensation or ownership is excessive (especially if management is viewed as the source for this largesse), the plan may not be beneficial.


         1. We will vote FOR proposals to eliminate retirement plans and AGAINST proposals to maintain or expand retirement packages for non-employee directors.

         2. We will vote FOR proposals requiring compensation of non-employee directors to be paid at least half in company stock.

         B.       INCENTIVE COMPENSATION SUBJECT TO SECTION 162(M)

         Pursuant to the Omnibus Budget and Reconciliation Act of 1993 (OBRA), Congress passed laws prohibiting the deductibility of executive compensation of more than $1 million. The intention was to slow the rise in executive compensation (whether the rise could be economically justified or was "bad" per se is a separate question) and to tie more of the future compensation to performance. However, the law provided exemptions to this $1 million limit in certain circumstances. Included in this exemption was compensation above $1 million that was paid on account of the attainment of one or more performance goals. The IRS required the goals to be established by a compensation committee comprised solely of two or more outside directors. Also, the material terms of the compensation and performance goals must be disclosed to shareholders and approved. The compensation committee must certify that the goals have been attained before any payment is made.

         We will vote FOR any such plan submitted for shareholder approval. The issue at hand is the qualification for a tax deduction, not whether the executive deserves more than $1 million per year in compensation. Voting against an incentive bonus plan is fruitless if the practical result will be to deny the company, and ultimately its shareholders, the potential tax deduction.

         C.       STOCK INCENTIVE PLANS

         Stock compensation programs can reward the creation of shareholder value through high payout sensitivity to increases in shareholder value. Of all the recurring issues presented for shareholder approval, these plans typically require the most thorough examination for several reasons. First, their economic significance is large. Second, the prevalence of these plans has grown and is likely to persist in the future. Third, there are many variations in these plans. As a result, we must consider any such plan on a case-by-case basis. However, some general comments are in order.

         We recognize that options, stock appreciation rights (SARs), and other equity-based grants (whether the grants are made to directors, executive management, employees, or other parties) are a form of compensation. As such, there is a cost to their issuance (regardless of whether this cost flows through the income statement). Thus, as with so many things in life, the whole issue boils down to a cost-benefit analysis. The benefit is the ability to better align the economic interests of management and shareholders. The costs come from dilution in both share ownership and voting power to existing shareholders. If these costs are excessive, then the benefit will be overwhelmed. Factors that are considered in determining whether the costs are too great (in other words, that shareholders are overpaying for the services of management and employees) include: the amount of shares involved, the exercise price, the award term, the vesting parameters, and any performance criteria. Additionally, objective measures of company performance (which do not include short-term share price performance) will be factored into what we consider an acceptable amount of dilution. We will also consider past grants in our analysis, as well as the level of the company's cash pay.

         We will look particularly close at companies that have repriced options. Repricing stock options may reward poor performance and lessen the incentive such options are supposed to provide. In cases where there is a history of repricing stock options, we will vote AGAINST any plan not expressly prohibiting the future practice of option repricing.

III.     CAPITAL STRUCTURE, CLASSES OF STOCK, AND RECAPITALIZATIONS

         A.       COMMON STOCK AUTHORIZATION

         Corporations increase the supply of common stock for a variety of ordinary business reasons including: to raise new capital to invest in a project; to make an acquisition for stock; to fund a stock compensation program; or to implement a stock split or stock dividend. When proposing an increase in share authorization, corporations typically request an amount that provides a cushion for unexpected financing needs or opportunities. However, unusually large share authorizations create the potential for abuse. An example would be the targeted placement of a large number of common shares to a friendly party in order to deter a legitimate tender offer. Thus, we generally prefer that companies present for shareholder approval all requests for share authorizations that extend beyond what is currently needed, and indicate the specific purpose for which the shares are intended. Generally, we will vote AGAINST any proposal seeking to increase the total number of authorized shares to more than 120% of the current outstanding and reserved but unissued shares, unless there is a specific purpose for the shares with which we agree.

         For example, suppose a company has a total share authorization of 100 million. Of the 100 million, 85 million are issued and outstanding and an additional 5 million reserved but unissued. We would vote against any proposal seeking to increase the share authorization by more than 8 million shares (Total allowable authorization: 1.2 X 90 =108 million; Current authorization: 100 million).

         B. UNEQUAL VOTING RIGHTS (DUAL CLASS EXCHANGE OFFERS/ DUAL CLASS RECAPITALIZATIONS)

         Proposals to issue a class of stock with inferior or even no voting rights are sometimes made. Frequently, this class is given a preferential dividend to coax holders to cede voting power. In general, we will vote AGAINST proposals to authorize or issue voting shares without full voting rights on the grounds that it could entrench management.

IV.      SOCIAL AND ENVIRONMENTAL ISSUES

         Shareholder proposals relating to a company's activities, policies, or programs concerning a particular social or environmental issue have become prevalent at annual meetings. In some cases, an attempt is made to relate a recommendation for the company's policies and activity to its financial health. In other cases, the proposal seems tangentially related at best. These issues are often difficult to analyze in terms of their effect on shareholder value. As a result, these proposals must be considered on a case-by-case basis. In cases where we do not believe we can determine the effect, we will ABSTAIN. We will vote FOR any proposal that seeks to have a corporation change its activities or policy and we believe the failure to do so will result in economic harm to the company. Similarly, we will vote AGAINST any policy that requests a change we believe will result in economic harm.

         We will vote FOR proposals seeking information that is relatively inexpensive to produce and provide, is not publicly available, and does not reveal sensitive company information that could be harmful if acquired by competitors. If these factors are present, then the issue reduces to freedom of information.

         In practice, however, this is seldom the case. Frequently, shareholder proposals call for a company to conduct an exhaustive study of some issue that is only tangentially related to the company's business interests. Further, the nature of the study proposed often deals with subjective issues in which no conclusive resolution will likely result from the study. We will vote AGAINST such proposals.

                                   APPENDIX C

                                PORTFOLIO MANAGER

INVESTMENT IN THE FUND
----------------------

As the Fund is new, the portfolio manager does not own shares of the Fund.

DESCRIPTION OF COMPENSATION STRUCTURE
-------------------------------------

DIAMOND HILL

         All of the portfolio managers, and research analysts, are paid by Diamond Hill a competitive base salary based on experience, external market comparisons to similar positions, and other business factors. To align their interests with those of shareholders, all portfolio managers with one exception not directly relevant to the Fund also participate in an annual cash and equity incentive compensation program that is tied to the long-term pre-tax investment performance of the fund(s) in which they manage and also based, in part, on Diamond Hill's assessment of each portfolio manager's overall contribution to the investment success of the firm. Long-term performance is defined as the trailing five years. Investment performance is measured against the respective fund's benchmark and its Morningstar or Lipper peer group.

         Incentive compensation is paid annually from an incentive pool which is determined by the compensation committee of Diamond Hill's parent firm, Diamond Hill Investment Group, Inc. The compensation committee, which is comprised of outside members of the board of directors, makes its determination as to the amount of the pool based on overall firm operating margins compared to similar firms. The portfolio managers are also eligible to participate in the Diamond Hill Investment Group, Inc. 401(k) plan and related company match.

OTHER MANAGED ACCOUNTS
----------------------

         The following chart summarizes information regarding accounts other than the Fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is provided separately. The information is as of December 31, 2007.

------------------------------------------------- -------------------------------------------------------------------
                                                  NUMBER OF ACCOUNTS MANAGED BY PORTFOLIO MANAGER AND TOTAL ASSETS
NAME OF PORTFOLIO MANAGER                         BY CATEGORY
------------------------------------------------- -------------------------------------------------------------------
Nationwide Value Fund
------------------------------------------------- -------------------------------------------------------------------
Charles S. Bath                                   Mutual Fund: 3 accounts, $2.2 billion total assets
------------------------------------------------- -------------------------------------------------------------------
                                                  Other Pooled Investment Vehicles: 5 accounts, $514 million total assets (3 accounts, $494 million total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
                                                  Other Accounts: 104 accounts, $480 million total assets (3 accounts, $130 million total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST
-------------------------------

DIAMOND HILL CAPITAL MANAGEMENT, INC. ("DIAMOND HILL"):

PERFORMANCE BASED FEES
----------------------
Diamond Hill manages private investment funds and other separate accounts for which part of its fee is based on the performance of the portfolio ("Performance-Based Accounts"). As of result of the performance based fee component, Diamond Hill may receive additional revenue related to the Performance-Based Accounts. None of the

Portfolio Managers receive any direct incentive compensation related to their management of Performance-Based Accounts; however, revenues from Performance-Based Account management will impact the resources available to compensate Portfolio Managers and all staff.

TRADE ALLOCATION
----------------
Diamond Hill manages numerous accounts in addition to the Fund. When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, Diamond Hill may execute the transaction with the same broker on a combined or "blocked" basis. Blocked transactions can produce better execution for the Fund because of increased volume of the transaction. However, when investment opportunities are limited, a potential conflict of interest exists between the Fund and other accounts managed by the Portfolio Manager and Diamond Hill regarding the allocation of those limited investment opportunities. As a result, Diamond Hill has a policy to allocate partially filled orders (e.g. limited investment opportunities) on a pro-rata basis to all portfolios participating in the trade order. This helps to ensure that no improper allocation occurs among any clients.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a) Amended and Restated Agreement and Declaration of Trust of the Trust, amended and restated as of October 28, 2004, previously filed with the Trust's registration statement on December 30, 2004, is hereby incorporated by reference.

         (1) Amending Resolutions dated September 30, 2004 to the Agreement and Declaration of Trust, previously filed with the Trust's registration statement on February 28, 2005, are hereby incorporated by reference.

         (2) Amending Resolutions dated December 2, 2004 to the Agreement and Declaration of Trust, previously filed with the Trust's registration statement on February 28, 2005, are hereby incorporated by reference.

         (3) Amending Resolutions dated January 12, 2006 to the Agreement and Declaration of Trust, previously filed with the Trust's registration statement on February 28, 2006, are hereby incorporated by reference.

         (4) Amending Resolutions dated June 14, 2006 to the Agreement and Declaration of Trust, previously filed with the Trust's registration statement on July 7, 2006, are hereby incorporated by reference.

         (5) Amending Resolutions dated September 13, 2006 to the Agreement and Declaration of Trust, previously filed with the Trust's registration statement on September 26, 2006, are hereby incorporated by reference.

         (6) Amending Resolutions dated June 12, 2007 to the Agreement and Declaration of Trust, previously filed with the Trust's registration statement on October 5, 2007, are hereby incorporated by reference.

         (7) Amending Resolutions dated September 13, 2007 to the Agreement and Declaration of Trust, previously filed with the Trust's registration statement on October 5, 2007, are hereby incorporated by reference.


         (8) Amending Resolutions dated Novemebr 9, 2007 to the Agreement and Declaration of Trust are filed herewith as exhibit 23(a)(8).


(b) Amended and Restated By-laws of the Trust, amended and restated as of October 28, 2004, previously filed with the Trust's registration statement on December 30, 2004, are hereby incorporated by reference.

(c) Certificates for shares are not issued. Articles III, V, and VI of the Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Exhibit (a) hereto, define rights of holders of shares.

(d)      Investment Advisory Agreements

         (1) Investment Advisory Agreement dated May 1, 2007 pertaining to certain series of the Trust currently managed by Nationwide Fund Advisors, previously filed with the Trust's registration statement on June 14, 2007, is hereby incorporated by reference.

                  (a) Form of Exhibit A, amended December 3, 2007, to the Investment Advisory Agreement dated August 28, 2007 pertaining to certain series of the Trust currently managed by Nationwide Fund Advisors, previously filed with the Trust's registration statement on December 13, 2007, is hereby incorporated by reference.

         (2) Investment Advisory Agreement dated August 28, 2007 pertaining to certain series of the Trust currently managed by Nationwide Fund Advisors, previously filed with the Trust's registration statement on August 27, 2007, is hereby incorporated by reference.

         (3)      Subadvisory Agreements

                  (a) Subadvisory Agreement among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC for Nationwide S&P 500 Index, Nationwide Small Cap Index, Nationwide Mid Cap Market Index, Nationwide International Index and Nationwide Bond Index Funds, effective May 1, 2007, previously filed with the Trust's registration statement on June 14, 2007, is hereby incorporated by reference.

                  (b) Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Gartmore Global Partners for the Nationwide China Opportunities, Nationwide Emerging Markets, Nationwide International Growth, Nationwide Worldwide Leaders, and Nationwide Global Utilities Funds, effective May 1, 2007, previously filed with the Trust's registration statement on June 14, 2007, is hereby incorporated by reference.

                  (c) Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Security Investors LLC, for the Nationwide Mid Cap Growth Leaders Fund, to be filed by amendment.

                  (d) Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Morley Capital Management, Inc., for the Nationwide Short Duration Bond Fund and Nationwide Enhanced Income Fund, effective September 1, 2007, previously filed with the Trust's registration statement on October 5, 2007, is hereby incorporated by reference.

                  (e) Subadvisory Agreement among the Trust, Nationwide Fund Advisors and NorthPointe Capital LLC, for the Nationwide Large Cap Value Fund, Nationwide Value Opportunities Fund, Nationwide Mid Cap Growth Fund, Nationwide Micro Cap Equity Fund, Nationwide Small Cap Leaders Fund, NorthPointe Small Cap Value Fund, and NorthPointe Small Cap Growth Fund, effective October 1, 2007, previously filed with the Trust's registration statement on October 5, 2007, is hereby incorporated by reference.

                  (f) Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Aberdeen Asset Management Inc., for the Nationwide Fund, Nationwide Global Financial Services Fund, Nationwide Global Health Sciences Fund, Nationwide Global Natural Resources Fund, Nationwide Global Technology and Communications Fund, Nationwide Growth Fund, Nationwide Hedged Core Equity Fund, Nationwide Leaders Fund, Nationwide Market Neutral Fund, Nationwide Optimal Allocations Fund:
                           Defensive, Nationwide Optimal Allocations Fund:
                           Growth, Nationwide Optimal Allocations Fund:
                           Moderate, Nationwide Optimal Allocations Fund:
                           Moderate Growth, Nationwide Optimal Allocations Fund:
                           Specialty, Nationwide Small Cap Core Fund, Nationwide Small Cap Fund, Nationwide Small Cap Growth Opportunities Fund, Nationwide Small Cap Leaders Fund, Nationwide Small Cap Value Fund, Nationwide U.S. Growth Leaders Fund, and Nationwide U.S. Growth Leaders Long-Short Fund, effective October 1, 2007, previously filed with the Trust's registration statement on October 5, 2007, is hereby incorporated by reference.

                  (g) Subadvisory Agreement among the Trust, Nationwide Fund Advisors and AllianceBernstein L.P., for the Nationwide International Value Fund, previously filed with the Trust's registration statement on December 17, 2007, is hereby incorporated by reference.

                  (h)      Subadvisory Agreement among the Trust,
                           Nationwide Fund Advisors and Diamond Hill Capital Management, Inc., for the Nationwide Value Fund to be filed by amendment.


                  (i) Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Dimensional Fund Advisors LP, for the Nationwide U.S. Small Cap Value Fund, previously filed with the Trust's registration statement on December 28, 2007, is hereby incorporated by reference.


         (e)      (1)      Underwriting Agreement dated May 1, 2007, between the
                           Trust and Nationwide Fund Distributors LLC, previously filed with the Trust's registration statement on June 14, 2007, is hereby incorporated by reference.

                           (a) Form of Schedule A to the Underwriting Agreement between Nationwide Fund Distributors LLC and the Trust, previously filed with the Trust's registration statement on December 13, 2007, is hereby incorporated by reference.

                  (2) Model Dealer Agreement, effective January 2007, previously filed with the Trust's registration statement on February 28, 2007, is hereby incorporated by reference.

         (f)      Not applicable.

         (g)      Custodian Agreement

                  (1) Custody Agreement dated April 4, 2003, Fund List amended as of December 29, 2004, between the Trust and JPMorgan Chase Bank, previously filed with the Trust's registration statement on February 28, 2005, is hereby incorporated by reference.

                           (a) Fund List to Global Custody Agreement between JPMorgan Chase Bank and the Trust, previously filed with the Trust's registration statement on December 13, 2007, is hereby incorporated by reference.

                  (2) Waiver to Global Custody Agreement dated as of February 28, 2005, between the Trust and JPMorgan Chase Bank, previously filed with the Trust's registration statement on February 28, 2006, is hereby incorporated by reference.

                  (3) Cash Trade Execution Rider dated April 4, 2003, previously filed with the Trust's registration statement on February 28, 2006, is hereby incorporated by reference.

                  (4) Special Custody Account Agreement dated as of September 28, 2006, among Citigroup Global Markets Inc., Gartmore Hedged Core Equity (now known as Nationwide Hedged Core Equity) and Gartmore Market Neutral (now known as Nationwide Market Neutral) Funds, and JPMorgan Chase Bank, previously filed with the Trust's registration statement on December 14, 2006, is hereby incorporated by reference.

                  (5) Institutional Client Agreement dated September 28, 2006, between Citigroup Global Markets Inc. and Gartmore Hedged Core Equity (now known as Nationwide Hedged Core Equity) and Gartmore Market Neutral (now known as Nationwide Market Neutral) Funds, previously filed with the Trust's registration statement on December 14, 2006, is hereby incorporated by reference.

         (h)      (1)      (a) Form of Fund Administration and Transfer Agency
                           Agreement between the Trust and Nationwide Fund
                           Management LLC, previously filed with the Trust's registration statement on December 13, 2007, is hereby incorporated by reference.

                  (2) (a) Administrative Services Plan effective May 1, 2007, amended December 3, 2007, previously filed with the Trust's registration statement on December 13, 2007, is hereby incorporated by reference.

                           (b) Form of Servicing Agreement to Administrative Services Plan ("Servicing Agreement"), effective January 2007, previously filed with the Trust's registration statement on February 28, 2007, is hereby incorporated by reference.

                  (3) Form of Operational Servicing Agreement between Nationwide Fund Management LLC and Fund Provider(s), previously filed with the Trust's registration statement on August 27, 2007, is hereby incorporated by reference.

                  (4)      Expense Limitation Agreement between the
                           Trust and Nationwide Fund Advisors relating to the Nationwide Mid Cap Growth, Nationwide Mid Cap Growth Leaders, Nationwide Money Market, Nationwide Small Cap Leaders, Nationwide China Opportunities, Nationwide Global Natural Resources Funds, each of the Nationwide Optimal Allocations Funds, Nationwide Emerging Markets, Nationwide International Growth, Nationwide Worldwide Leaders, Nationwide Global Financial Services, Nationwide Global Utilities, Nationwide Hedged Core Equity, Nationwide Small Cap Growth Opportunities, Nationwide Small Cap Value, Nationwide Small Cap Core, Nationwide Market Neutral, Nationwide U.S. Growth Leaders Long-Short, Nationwide Short Duration Bond, Nationwide Enhanced Income, NorthPointe Small Cap Growth, Nationwide U.S. Small Cap Value, Nationwide International Value and Nationwide Value Funds effective May 1, 2007 to be filed by amendment.

                  (5) Expense Limitation Agreement between the Trust and Nationwide Fund Advisors relating to the Nationwide Large Cap Value, Nationwide Global Technology and Communications, Nationwide Global Health Sciences, NorthPointe Small Cap Value, Nationwide Value Opportunities, Nationwide U.S. Growth Leaders, Nationwide Leaders, Nationwide Micro Cap Equity, Nationwide S&P 500 Index, Nationwide Small Cap Index, Nationwide Mid Cap Market Index, Nationwide International Index, Nationwide Bond Index Funds and each of the Nationwide Investor Destinations Funds effective May 1, 2007, previously filed with the Trust's registration statement on June 14, 2007, is hereby incorporated by reference.

                  (6) Fee Waiver Agreement between the Trust, on behalf of Nationwide U.S. Growth Leaders Long-Short Fund, and Nationwide Fund Advisors, effective February 28, 2007, is incorporated by reference.

                  (7) Fee Waiver Agreement between the Trust, on behalf of the Nationwide Target Destination Funds, and Nationwide Fund Advisors, effective August 28, 2007, previously filed with the Trust's registration statement on August 27, 2007, is hereby incorporated by reference.

                  (8) Form of Indemnification Agreement between the Trust and each of its trustees and certain of its officers, previously filed with the Trust's registration statement on February 28, 2005, is hereby incorporated by reference. Specific agreements are between the Trust and each of the following: Charles
                           E. Allen, Paula H. J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Barbara L. Hennigar, Barbara I. Jacobs, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, David C. Wetmore, Michael A. Krulikowski, and Gerald J. Holland.

                  (9) Assignment and Assumption Agreement between Gartmore Mutual Funds, an Ohio business trust ("OBT") and the Trust, a Delaware statutory trust, dated February 28, 2005, assigning to the Trust OBT's title, rights, interests, benefits and privileges in and to certain contracts listed in the Agreement, previously filed with the Trust's registration statement on February 28, 2006, is hereby incorporated by reference.


         (i) Legal Opinion of Stradley Ronon Stevens & Young, LLP is filed herewith as exhibit 23(i).

         (j) Consent of Independent Registered Public Accounting Firm is filed herewith as exhibit 23(j).


         (k)      Not applicable.

         (l)      Not applicable.

         (m) Distribution Plan under Rule 12b-1, previously filed with the Trust's registration statement on December 13, 2007, is hereby incorporated by reference.

         (n) Rule 18f-3 Plan, previously filed with the Trust's registration statement on December 13, 2007, is hereby incorporated by reference.

         (o)      Not applicable.


         (p)      (1)      Code of Ethics for the Gartmore Mutual Funds and
                           Gartmore Variable Insurance Trust (now known as the
                           Trust and Nationwide Variable Insurance Trust, respectively) to be filed by amendment.


                  (2) Code of Ethics for Nationwide Fund Advisors, NorthPointe Capital, LLC, BlackRock Investment Management, LLC, Morley Capital Management, Inc., Nationwide Separate Accounts, LLC, Aberdeen Asset Management, Inc., Dimensional Fund Advisors LP, AllianceBernstein LP and Diamond Hill Capital Management to be filed by amendment.


                  (3) Code of Ethics for Nationwide Fund Distributors LLC to be filed by amendment.


                  (4) (a) Gartmore Global Partners Code of Ethics dated March 2004, previously filed with the Trust's registration statement on February 28, 2006, is hereby incorporated by reference.

                           (b) Gartmore Global Partners Personal Securities Trading Guidelines - Charlotte and New York dated March 2000, previously filed with the Trust's registration statement on October 13, 2000, is hereby incorporated by reference.

                           (c) Gartmore Global Partners Personal Securities Trading Guidelines - London and Tokyo dated March 2000, previously filed with the Trust's registration statement on October 13, 2000, is hereby incorporated by reference.

                           (d) Gartmore Global Partners Personal Dealing (Personal Securities Transactions) dated March 2000, previously filed with the Trust's registration statement on October 13, 2000, is hereby incorporated by reference.


         (q)      (1)      Powers of Attorney with respect to the Trust for
                           Charles E. Allen, Paula H. J. Cholmondeley, C. Brent
                           DeVore, Phyllis Kay Dryden, Barbara L. Hennigar,
                           Barbara I. Jacobs, Douglas F. Kridler, Michael D.
                           McCarthy, Arden L. Shisler, and David C. Wetmore are filed herewith as exhibit 23(q)(1).

                  (2) Powers of Attorney with respect to the Trust for Stephen T. Grugeon and Joseph Finelli are filed herewith as exhibit 23(q)(2).


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is presently controlled by or under common control with Registrant.

ITEM 25. INDEMNIFICATION

Article VII, Section 1 of the Amended and Restated Agreement and Declaration of Trust (the "Declaration") of the registrant provides that any person, company or other organization ("Person") who is or was a Trustee, officer, employee or other agent of the registrant or certain others serving at the request of the registrant as a trustee, director, officer, employee or other agent of another company or enterprise (each, an "Agent"), when acting in the Agent's capacity as such, shall be liable to the registrant and to any shareholder of the registrant solely for such Agent's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Agent (such conduct referred to herein as "Disqualifying Conduct"), and for nothing else; and, subject to the foregoing, a Trustee shall not be liable for errors of judgment or mistakes of fact or law.

Article VII, Section 2 of the Declaration provides that the registrant shall indemnify, out of registrant Property, to the fullest extent permitted under applicable law, any Trustee or officer of the registrant who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration) by reason of the fact that such Person is or was a Trustee or officer of the registrant, against Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful. The termination of any Proceeding by judgment, order or settlement shall not of itself create a presumption that such Person did not act in good faith or that such Person had reasonable cause to believe that such Person's conduct was unlawful. Notwithstanding any provision to the contrary contained in the Declaration, there is no right to indemnification for any liability arising by reason of the Disqualifying Conduct of the Trustee or officer of the registrant, and in accordance therewith, no indemnification shall be provided under the Declaration to a Trustee or officer of the registrant based on certain determinations or decisions specified under Section 2. Any indemnification under Article VII of the Declaration shall be made by the registrant if authorized in the specific case on a determination that indemnification of the Trustee or officer is proper in the circumstances by a majority vote of Disinterested Trustees (as defined in the Declaration) then in office, even though such number of Trustees shall be less than a quorum; a committee of such Trustees designated by majority vote of such Disinterested Trustees then in office even though such number of Trustees shall be less than a quorum; or by independent legal counsel in a written opinion. Nothing contained in Article VII shall affect any right to indemnification to which Persons may be entitled by contract, to the extent not inconsistent with applicable law, or otherwise under law.


The Trust has entered into indemnification agreements with each of the Trustees and certain of its officers. The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify the indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party. See Item 23(h)(8) above.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         (a) Nationwide Fund Advisors, the investment adviser to the Trust, also serves as investment adviser to Nationwide Variable Insurance Trust. Except as stated below, the Directors and Officers of Nationwide Fund Advisors have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of NFA or its affiliates:

                           Lee T. Cummings, Senior Vice President of Nationwide Fund Advisors, was Vice President of PrinterLink Communications Group, Inc. from January 2006 to October 2007. Prior thereto, he was Sales and Marketing Director at Liberty Ridge Capital, Inc. from 2004-2005.


                  Each of the following persons serves in the same or similar capacity with one or more affiliates of Nationwide Fund Advisors. The address for the persons listed below is 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428.



NAME AND ADDRESS        PRINCIPAL OCCUPATION                        POSITION WITH NFA            FUNDS
--------------------    ------------------------------------------  ----------------------       -------------------
Stephen T. Grugeon      President and Director of Nationwide        President and Director       President and Chief
                        Funds Group, which includes NFA, Executive
                        Officer Nationwide Fund Management LLC and
                        Nationwide Fund Distributors LLC.


Eric E. Miller          Senior Vice President, General Counsel      Senior Vice President,       Secretary
                        and Assistant Secretary of Nationwide       General Counsel and
                        Funds Group; Secretary of the Trust.        Assistant Secretary


Lee T. Cummings         Senior Vice President of Nationwide Funds   Senior Vice President        Assistant Secretary
                        Group


Dorothy Sanders         Vice President and Chief Compliance         Vice President and Chief     Chief Compliance Officer
                        Officer of NFA.                             Compliance Officer

Robert W. Horner        Associate Vice President and Assistant      Associate Vice President     N/A
                        Secretary of Nationwide Mutual Insurance    and Secretary
                        Company.


Timothy G. Frommeyer    Senior Vice President and Director          Director                     N/A
                        Chief Financial Officer of

                        Nationwide Financial Services, Inc.

Mark R. Thresher        President and Chief Operating Officer of    Director                     N/A
                        Nationwide Financial Services, Inc.

         (b) Information for the Subadviser of the Nationwide Short Duration Bond Fund and Nationwide Enhanced Income Fund.


                  (1) Morley Capital Management, Inc. acts as subadviser to the funds listed above. The Directors and Officers of Morley Capital Management have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

         (c) Information for the Subadviser of the Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide Bond Index Fund and Nationwide International Index Fund.

                  (1) BlackRock Investment Management LLC, ("BlackRock") acts as subadviser to the funds listed above. The Directors and Officers of BlackRock have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

         (d) Information for the Subadviser of the Nationwide Emerging Markets Fund, Nationwide International Growth Fund, Nationwide Worldwide Leaders, Nationwide Global Utilities Fund and Nationwide China Opportunities Fund.

                  (1) Gartmore Global Partners ("GGP") acts as subadviser to the funds listed above as well as advisor to certain other clients. Except as stated below, the Directors and Officers of GGP have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacity as a director or officer of GGP or its affiliated entities:




    NAME AND POSITION                                                        POSITION WITH
 WITH INVESTMENT ADVISER                  OTHER COMPANY                      OTHER COMPANY
----------------------------        -------------------------         ------------------------------
Phil Wagstaff                       New Star Investment Funds         Managing Director, UK Sales &
Member of the Management            Limited                           Marketing
Committee                           New Star (Multi-Currency
                                    Service) Limited

         (e) Information for the Subadviser of the Nationwide Value Opportunities Fund, Nationwide Large Cap Value Fund, Nationwide Mid Cap Growth Fund, Nationwide Micro Cap Equity Fund, Nationwide Small Cap Leaders Fund, NorthPointe Small Cap Value Fund and NorthPointe Small Cap Growth Fund.

                  (1) NorthPointe Capital, LLC ("NorthPointe") acts as subadviser to the funds listed above and separate institutional investors. The Directors and Officers of NorthPointe have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

         (f) Information for the Subadviser of the Nationwide Mid Cap Growth Leaders Fund.

                  (1) Security Global Investors ("SGI") acts as subadviser to the fund listed above and is engaged in the provision of investment advisory and management services to mutual funds and private accounts. Except as stated below, the Directors and Officers of SGI have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of SGI or its affiliates:

    NAME AND POSITION                                                        POSITION WITH
 WITH INVESTMENT ADVISER                  OTHER COMPANY                      OTHER COMPANY
-----------------------------        ---------------------------       -------------------------------------
Richard M. Goldman, President        RM Goldman Partners, LLC          Managing Member
                                                                       (February 2006-February 2007)

                                     Forstmann Leff                    President and Chief Executive Officer
                                     (August 2003-November 2005)

         (g) Information for the Subadviser of the Nationwide U.S. Small Cap Value Fund.

                  (1) Dimensional Fund Advisors, LP acts as subadviser to the fund listed above. To the knowledge of the Registrant, the Directors and Officers of Dimensional Fund Advisors, LP have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

         (h) Information for the Subadviser of the Nationwide International Value Fund.

                           (1) AllianceBernstein, L.P. acts as subadviser to the fund listed above. To the knowledge of the Registrant, the Directors and Officers of AllianceBernstein, L.P. have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

         (i) Information for the Subadviser of the Nationwide Fund, Nationwide Global Financial Services Fund, Nationwide Global Health Sciences Fund, Nationwide Global Natural Resources Fund, Nationwide Global Technology and Communications Fund, Nationwide Growth Fund, Nationwide Hedged Core Equity Fund,

                  Nationwide Leaders Fund, Nationwide Market Neutral Fund, Nationwide Optimal Allocations Fund: Defensive, Nationwide Optimal Allocations Fund: Growth, Nationwide Optimal Allocations Fund: Moderate, Nationwide Optimal Allocations
                  Fund: Moderate Growth, Nationwide Optimal Allocations Fund:
                  Specialty, Nationwide Small Cap Core Fund, Nationwide Small Cap Fund, Nationwide Small Cap Growth Opportunities Fund, Nationwide Small Cap Leaders Fund, Nationwide Small Cap Value Fund, Nationwide U.S. Growth Leaders Fund, and Nationwide U.S. Growth Leaders Long-Short Fund.

                           (1) Aberdeen Asset Management Inc. acts as subadviser to the funds listed above. To the knowledge of the Registrant, the Directors and Officers of Aberdeen Asset Management Inc. have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

         (j)      Information for the Subadviser of the Nationwide Value Fund.

                           (1) Diamond Hill Capital Management, Inc. acts as subadviser to the Nationwide Value Fund. The Directors and Officers of Diamond Hill Capital Management, Inc. have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.


ITEM 27. PRINCIPAL UNDERWRITERS

(a) Nationwide Fund Distributors LLC, the principal underwriter of the Trust, also acts as principal underwriter for Nationwide Variable Insurance Trust.

(b) Herewith is the information required by the following table with respect to each director, officer or partner of Nationwide Fund Distributors LLC. The address for the persons listed below, except where otherwise noted, is 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428.


                                                                                 POSITION WITH
NAME:                                  POSITION WITH NFD:                        REGISTRANT:
-------------------                    ----------------------------------------  -------------------
Stephen T. Grugeon                     Director                                  President and Chief
                                                                                 Executive Officer

Michael C. Butler*                     President                                 Chief Distribution
                                                                                 Officer and Vice
                                                                                 President

Gordon Wright                          Chief Compliance Officer                  N/A


Eric E. Miller                         Senior Vice President, General Counsel,   Secretary
                                       and Assistant Secretary


Lee T. Cummings                        Senior Vice President                     Assistant Secretary

Lorraine A. McCamley                   Senior Vice President                     N/A

Kathy Richards*                        Secretary                                 N/A

Craig Stokarski                        Financial Operations Principal Treasurer  N/A

Robert A. Rosholt*                     Director                                  N/A

----------
* The address for Michael Butler, Kathy Richards and Robert A. Rosholt is One Nationwide Plaza, Columbus, Ohio 43215.

(c)      Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

Citi Fund Services
3435 Stelzer Road
Columbus, OH 43219

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Nationwide Mutual Funds (a Delaware Statutory Trust) certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 94, 95 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, and Commonwealth of Pennsylvania, on this 26th day of February, 2008.


                            NATIONWIDE MUTUAL FUNDS

                            BY: /S/ALLAN J. OSTER
                                -----------------------------------------
                                Allan J. Oster, Attorney-In-Fact for Registrant


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NOS. 94, 95 TO THE REGISTRATION STATEMENT OF NATIONWIDE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 26TH DAY OF FEBRUARY, 2008.


SIGNATURE & TITLE

Principal Executive Officer


/S/ STEPHEN T. GRUGEON*
---------------------------------------------
Stephen T. Grugeon President and
Chief Executive Officer


Principal Accounting and Financial Officer


/S/ JOSEPH FINELLI*
---------------------------------------------
Joseph Finelli, Treasurer and
Chief Financial Officer


/S/ CHARLES E. ALLEN*
---------------------------------------------
Charles E. Allen, Trustee

/S/ PAULA H.J. CHOLMONDELEY*
---------------------------------------------
Paula H.J. Cholmondeley, Trustee

/S/ C. BRENT DEVORE*
---------------------------------------------
C. Brent Devore, Trustee

/S/ PHYLLIS KAY DRYDEN*
---------------------------------------------
Phyllis Kay Dryden, Trustee

/S/ BARBARA L. HENNIGAR*
---------------------------------------------
Barbara L. Hennigar, Trustee

/S/ BARBARA I. JACOBS*
---------------------------------------------
Barbara I. Jacobs, Trustee

/S/ DOUGLAS F. KRIDLER*
---------------------------------------------
Douglas F. Kridler, Trustee

/S/ MICHAEL D. MCCARTHY*
---------------------------------------------
Michael D. McCarthy, Trustee

/S/ ARDEN L. SHISLER*
---------------------------------------------
Arden L. Shisler, Trustee

/S/ DAVID C. WETMORE*
---------------------------------------------
David C. Wetmore, Trustee and Chairman

*BY: /S/ALLAN J. OSTER
     ----------------------------------------
     Allan J. Oster, Attorney-In-Fact

                                 EXHIBITS INDEX

--------------------------------------------------------------------------------------------- ------------------------
EXHIBITS                                                                                      EXHIBIT NO.
--------------------------------------------------------------------------------------------- ------------------------
Amending Resolutions to the Agreement and Declaration of Trust                                EX-23(a)(8)
--------------------------------------------------------------------------------------------- ------------------------
Legal Opinion of Stradley Ronon Stevens & Young, LLP                                          EX-23(i))
--------------------------------------------------------------------------------------------- ------------------------
Consent of Independent Registered Public Accounting Firm                                      EX-23(j)
--------------------------------------------------------------------------------------------- ------------------------
Powers of Attorney with respect to the Trust                                                  EX-23(q)(1)
--------------------------------------------------------------------------------------------- ------------------------
Powers of Attorney with respect to the Trust                                                  EX-23(q)(2)
--------------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------------- ------------------------


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